JPMorgan Mortgage-Backed Securities Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 61.0%
FHLMC
Pool # 781087, ARM, 6.36%, 12/1/2033 (a)	16	16
Pool # 1B1665, ARM, 6.75%, 4/1/2034 (a)	10	10
Pool # 782979, ARM, 6.50%, 1/1/2035 (a)	29	30
Pool # 1B2844, ARM, 6.55%, 3/1/2035 (a)	15	15
Pool # 1Q0007, ARM, 7.01%, 12/1/2035 (a)	6	6
Pool # 972200, ARM, 6.78%, 3/1/2036 (a)	9	10
Pool # 1J1380, ARM, 7.68%, 3/1/2036 (a)	4	4
Pool # 1H2618, ARM, 6.95%, 5/1/2036 (a)	23	24
Pool # 1G2557, ARM, 7.34%, 6/1/2036 (a)	35	36
Pool # 1A1085, ARM, 6.56%, 8/1/2036 (a)	18	19
Pool # 1Q0105, ARM, 7.58%, 9/1/2036 (a)	10	10
Pool # 1N0249, ARM, 6.32%, 10/1/2036 (a)	5	5
Pool # 1A1096, ARM, 6.41%, 10/1/2036 (a)	68	69
Pool # 1J1348, ARM, 7.19%, 10/1/2036 (a)	53	55
Pool # 1J1378, ARM, 6.27%, 11/1/2036 (a)	30	30
Pool # 1G2671, ARM, 6.51%, 11/1/2036 (a)	31	32
Pool # 1Q0737, ARM, 7.14%, 11/1/2036 (a)	16	16
Pool # 782760, ARM, 7.26%, 11/1/2036 (a)	32	33
Pool # 1G1386, ARM, 6.80%, 12/1/2036 (a)	11	11
Pool # 1J1516, ARM, 6.60%, 2/1/2037 (a)	10	10
Pool # 1G1555, ARM, 7.23%, 2/1/2037 (a)	5	5
Pool # 1Q0739, ARM, 6.54%, 3/1/2037 (a)	30	30
Pool # 1Q0697, ARM, 6.20%, 5/1/2037 (a)	33	34
Pool # 1G2229, ARM, 7.33%, 9/1/2037 (a)	9	9
Pool # 1Q0722, ARM, 6.90%, 4/1/2038 (a)	12	12
Pool # 1Q0789, ARM, 7.00%, 5/1/2038 (a)	2	2
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	56	56
Pool # C91158, 6.50%, 1/1/2028	27	28
Pool # C91180, 5.50%, 3/1/2028	29	29
Pool # D98938, 4.00%, 2/1/2032	262	257
FHLMC Gold Pools, 30 Year
Pool # C18115, 6.00%, 11/1/2028	—	—
Pool # C00701, 6.50%, 1/1/2029	7	7
Pool # G03029, 6.00%, 10/1/2029	12	12
Pool # C68485, 7.00%, 7/1/2032	7	7
Pool # G01448, 7.00%, 8/1/2032	15	15
Pool # C75791, 5.50%, 1/1/2033	30	30
Pool # C01735, 4.00%, 10/1/2033	27	26
Pool # A13625, 5.50%, 10/1/2033	82	83
Pool # A16843, 6.00%, 12/1/2033	23	24
Pool # A28796, 6.50%, 11/1/2034	41	42
Pool # A46417, 7.00%, 4/1/2035	123	129
Pool # A46987, 5.50%, 7/1/2035	203	209
Pool # A80290, 5.00%, 11/1/2035	270	270
Pool # G05713, 6.50%, 12/1/2035	187	193
Pool # A54679, 6.50%, 6/1/2036	8	8

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # C02637, 7.00%, 10/1/2036	75	78
Pool # C02660, 6.50%, 11/1/2036	30	32
Pool # G04077, 6.50%, 3/1/2038	68	71
Pool # G05190, 7.50%, 9/1/2038	12	13
Pool # C03466, 5.50%, 3/1/2040	56	56
Pool # A93511, 5.00%, 8/1/2040	471	472
Pool # G06493, 4.50%, 5/1/2041	733	720
Pool # G60039, 3.00%, 4/1/2043	3,037	2,706
Pool # G60105, 5.00%, 6/1/2044	1,035	1,037
Pool # Q37784, 3.50%, 12/1/2045	1,023	931
Pool # Q39412, 3.50%, 3/1/2046	442	402
Pool # Q40797, 3.50%, 5/1/2046	1,256	1,143
Pool # Q40922, 3.50%, 6/1/2046	427	389
Pool # Q42079, 3.50%, 7/1/2046	530	482
Pool # V84637, 4.00%, 9/1/2048	332	310
Pool # Q61709, 4.50%, 2/1/2049	646	621
Pool # Q62088, 4.50%, 2/1/2049	550	535
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # B90491, 7.50%, 1/1/2032	34	35
Pool # WA1626, 3.45%, 8/1/2032	8,206	7,657
Pool # WN1179, 3.85%, 9/1/2032	4,000	3,783
Pool # U80047, 4.00%, 9/1/2032	123	121
Pool # U80068, 3.50%, 10/1/2032	234	229
Pool # U80125, 3.50%, 1/1/2033	699	680
Pool # U80173, 3.50%, 1/1/2033	479	469
Pool # U80265, 3.50%, 4/1/2033	679	663
Pool # WN3233, 3.19%, 7/1/2033	5,000	4,547
Pool # L10224, 6.00%, 12/1/2034	89	90
Pool # H00158, 6.00%, 4/1/2036	44	43
Pool # L10291, 6.50%, 11/1/2036	109	113
Pool # P51353, 6.50%, 11/1/2036	63	65
Pool # P50595, 6.50%, 12/1/2036	186	194
Pool # P51361, 6.50%, 12/1/2036	43	44
Pool # G20028, 7.50%, 12/1/2036	36	36
Pool # G80365, 6.50%, 10/17/2038	87	89
Pool # U90690, 3.50%, 6/1/2042	2,014	1,857
Pool # U90975, 4.00%, 6/1/2042	1,265	1,194
Pool # T65101, 4.00%, 10/1/2042	197	183
Pool # U90378, 4.00%, 11/1/2042	1,830	1,727
Pool # U90542, 4.00%, 12/1/2042	594	576
Pool # U91449, 4.00%, 5/1/2043	1,658	1,566
Pool # U99051, 3.50%, 6/1/2043	273	252
Pool # U99134, 4.00%, 1/1/2046	1,100	1,029
Pool # U69030, 4.50%, 1/1/2046	758	734
Pool # U69039, 4.00%, 2/1/2046	1,840	1,725
FHLMC UMBS, 20 Year Pool # ZT1675, 3.50%, 4/1/2037	1,827	1,768

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	408	366
Pool # RA1623, 4.00%, 9/1/2049	1,536	1,441
Pool # SI2041, 3.00%, 10/1/2049	9,600	8,243
Pool # QA5403, 4.00%, 11/1/2049	755	701
Pool # QA5096, 4.00%, 12/1/2049	936	870
Pool # QA5982, 4.00%, 12/1/2049	900	835
Pool # RA2008, 4.00%, 1/1/2050	2,074	1,923
Pool # QA7351, 3.00%, 2/1/2050	277	238
Pool # RA2272, 3.50%, 2/1/2050	14,760	13,453
Pool # QB0097, 4.00%, 5/1/2050	570	538
Pool # QB0098, 2.50%, 6/1/2050	4,859	4,011
Pool # RA2897, 2.50%, 6/1/2050	9,597	7,924
Pool # SD8089, 2.50%, 7/1/2050	8,520	7,031
Pool # SI2081, 2.00%, 8/1/2050	24,670	19,416
Pool # RA3976, 2.50%, 11/1/2050	8,566	7,112
Pool # RA4515, 4.00%, 2/1/2051	4,529	4,183
Pool # QC2061, 2.00%, 5/1/2051	15,240	11,992
Pool # RA5276, 2.50%, 5/1/2051	12,881	10,604
Pool # QC2209, 3.50%, 5/1/2051	1,540	1,373
Pool # QC3244, 3.00%, 6/1/2051	3,218	2,766
Pool # RA5921, 2.50%, 9/1/2051	4,300	3,552
Pool # QC7968, 2.50%, 10/1/2051	1,078	891
Pool # RA6135, 2.50%, 10/1/2051	20,283	16,760
Pool # RA6228, 2.50%, 11/1/2051	7,642	6,299
Pool # QD0369, 3.00%, 11/1/2051	4,102	3,522
Pool # SD5768, 3.00%, 1/1/2052	4,566	3,914
Pool # RA6586, 3.50%, 1/1/2052	10,492	9,336
Pool # SD4951, 2.50%, 2/1/2052	20,886	17,249
Pool # SD0907, 3.00%, 2/1/2052	2,829	2,411
Pool # SD3952, 2.50%, 3/1/2052	5,046	4,166
Pool # SD7554, 2.50%, 4/1/2052	3,914	3,238
Pool # SL0527, 2.50%, 4/1/2052	21,512	17,722
Pool # QE0399, 3.00%, 4/1/2052	7,835	6,739
Pool # SD8212, 2.50%, 5/1/2052	11,857	9,673
Pool # SD3362, 3.00%, 5/1/2052	8,698	7,462
Pool # SD1840, 3.00%, 6/1/2052	10,175	8,734
Pool # SL0265, 3.00%, 6/1/2052	14,987	12,869
Pool # SD5756, 3.50%, 6/1/2052	9,306	8,300
Pool # QE5028, 5.00%, 6/1/2052	1,028	1,000
Pool # QE4140, 5.50%, 6/1/2052	4,665	4,668
Pool # QE8520, 3.50%, 8/1/2052	11,814	10,494
Pool # SD4181, 3.50%, 8/1/2052	8,284	7,406
Pool # SD1725, 4.00%, 10/1/2052	12,820	11,772
Pool # SD1713, 5.00%, 10/1/2052	8,796	8,578
Pool # RA9669, 5.00%, 8/1/2053	5,624	5,457
Pool # RJ1756, 4.50%, 6/1/2054	5,706	5,385
Pool # RJ3247, 5.00%, 1/1/2055	19,686	19,190

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA
Pool # 54844, ARM, 4.35%, 9/1/2027 (a)	—	—
Pool # 303532, ARM, 4.44%, 3/1/2029 (a)	1	1
Pool # 555258, ARM, 6.28%, 1/1/2033 (a)	27	27
Pool # 746299, ARM, 7.60%, 9/1/2033 (a)	20	21
Pool # 743546, ARM, 6.31%, 11/1/2033 (a)	62	63
Pool # 766610, ARM, 6.45%, 1/1/2034 (a)	6	6
Pool # 735648, ARM, 6.74%, 2/1/2034 (a)	12	12
Pool # 770377, ARM, 6.29%, 4/1/2034 (a)	10	10
Pool # 751531, ARM, 6.21%, 5/1/2034 (a)	27	28
Pool # 778908, ARM, 6.20%, 6/1/2034 (a)	9	9
Pool # 800422, ARM, 5.93%, 8/1/2034 (a)	97	97
Pool # 735332, ARM, 6.52%, 8/1/2034 (a)	19	20
Pool # 790964, ARM, 7.40%, 9/1/2034 (a)	11	11
Pool # 803599, ARM, 6.56%, 10/1/2034 (a)	22	23
Pool # 803594, ARM, 6.59%, 10/1/2034 (a)	16	16
Pool # 794797, ARM, 6.76%, 10/1/2034 (a)	26	26
Pool # 735740, ARM, 6.78%, 10/1/2034 (a)	26	26
Pool # 896463, ARM, 7.39%, 10/1/2034 (a)	37	38
Pool # 810896, ARM, 6.21%, 1/1/2035 (a)	156	160
Pool # 816594, ARM, 6.25%, 2/1/2035 (a)	6	6
Pool # 735539, ARM, 6.42%, 4/1/2035 (a)	71	74
Pool # 745862, ARM, 6.57%, 4/1/2035 (a)	32	33
Pool # 821378, ARM, 6.04%, 5/1/2035 (a)	30	30
Pool # 823660, ARM, 6.59%, 5/1/2035 (a)	22	22
Pool # 821179, ARM, 6.73%, 5/1/2035 (a)	4	4
Pool # 745766, ARM, 6.60%, 6/1/2035 (a)	15	15
Pool # 832801, ARM, 7.21%, 9/1/2035 (a)	3	3
Pool # 849251, ARM, 6.46%, 1/1/2036 (a)	21	22
Pool # 920843, ARM, 7.28%, 3/1/2036 (a)	237	245
Pool # 872825, ARM, 7.67%, 6/1/2036 (a)	14	14
Pool # 892868, ARM, 7.52%, 7/1/2036 (a)	17	17
Pool # 886558, ARM, 7.34%, 8/1/2036 (a)	18	19
Pool # 920547, ARM, 6.23%, 9/1/2036 (a)	58	59
Pool # 894239, ARM, 6.56%, 10/1/2036 (a)	7	7
Pool # 900191, ARM, 7.72%, 10/1/2036 (a)	13	13
Pool # 902818, ARM, 6.57%, 11/1/2036 (a)	—	—
Pool # 902955, ARM, 6.26%, 12/1/2036 (a)	8	8
Pool # 995919, ARM, 7.32%, 7/1/2037 (a)	20	21
Pool # 938346, ARM, 7.68%, 7/1/2037 (a)	6	6
Pool # AD0085, ARM, 6.67%, 11/1/2037 (a)	14	14
Pool # AD0179, ARM, 6.84%, 12/1/2037 (a)	27	27
FNMA UMBS, 15 Year Pool # AX7598, 3.00%, 1/1/2030	561	548
FNMA UMBS, 20 Year
Pool # 257055, 6.50%, 12/1/2027	15	15
Pool # AE0049, 6.00%, 9/1/2029	13	13
Pool # MA0602, 3.50%, 12/1/2030	254	250
Pool # AP3582, 3.50%, 8/1/2032	318	308

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AB9830, 3.50%, 7/1/2033	1,864	1,819
Pool # AL6238, 4.00%, 1/1/2035	656	643
Pool # MA4500, 1.50%, 12/1/2041	6,564	5,315
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	4	4
Pool # 695533, 8.00%, 6/1/2027	3	3
Pool # 756020, 8.50%, 12/1/2027	1	1
Pool # 527285, 7.00%, 11/1/2028	—	—
Pool # 755973, 8.00%, 11/1/2028	21	22
Pool # 455759, 6.00%, 12/1/2028	4	4
Pool # 776702, 4.50%, 5/1/2029	6	6
Pool # 889020, 6.50%, 11/1/2029	22	23
Pool # 567036, 8.50%, 2/1/2030	10	10
Pool # 598559, 6.50%, 8/1/2031	15	16
Pool # 613000, 7.00%, 11/1/2031	17	18
Pool # 610591, 7.00%, 1/1/2032	24	25
Pool # 788150, 6.00%, 3/1/2032	5	5
Pool # 682078, 5.50%, 11/1/2032	109	112
Pool # 668562, 6.00%, 12/1/2032	9	9
Pool # 675555, 6.00%, 12/1/2032	7	8
Pool # AL0045, 6.00%, 12/1/2032	80	83
Pool # 357363, 5.50%, 3/1/2033	121	123
Pool # 674349, 6.00%, 3/1/2033	7	7
Pool # 688625, 6.00%, 3/1/2033	7	7
Pool # 695584, 6.00%, 3/1/2033	2	2
Pool # 702901, 6.00%, 5/1/2033	72	73
Pool # 695403, 5.00%, 6/1/2033	58	59
Pool # 995656, 7.00%, 6/1/2033	57	59
Pool # 723852, 5.00%, 7/1/2033	21	21
Pool # 729296, 5.00%, 7/1/2033	48	48
Pool # 726912, 4.00%, 8/1/2033	1	1
Pool # 753696, 4.00%, 8/1/2033	11	11
Pool # 729379, 6.00%, 8/1/2033	13	13
Pool # 737825, 6.00%, 9/1/2033	18	18
Pool # AA7943, 4.00%, 10/1/2033	205	200
Pool # 750977, 4.50%, 11/1/2033	14	14
Pool # 725017, 5.50%, 12/1/2033	126	127
Pool # 759424, 5.50%, 1/1/2034	37	37
Pool # 751182, 5.50%, 3/1/2034	25	26
Pool # 751341, 5.50%, 3/1/2034	10	10
Pool # 767378, 5.50%, 3/1/2034	12	12
Pool # 776565, 4.00%, 4/1/2034	104	102
Pool # AC1317, 4.50%, 9/1/2034	53	52
Pool # 820347, 5.00%, 9/1/2035	24	24
Pool # 745281, 6.00%, 1/1/2036	17	17
Pool # 888417, 6.50%, 1/1/2036	23	24
Pool # 833629, 7.00%, 3/1/2036	16	17
Pool # 893268, 6.50%, 8/1/2036	54	56

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 833657, 7.50%, 8/1/2036	6	6
Pool # AA0922, 6.00%, 9/1/2036	99	103
Pool # 878225, 6.50%, 10/1/2036	27	28
Pool # 985683, 8.00%, 10/1/2036	68	70
Pool # 888476, 7.50%, 5/1/2037	14	15
Pool # 945870, 6.50%, 8/1/2037	37	38
Pool # 946338, 7.00%, 9/1/2037	28	29
Pool # 888707, 7.50%, 10/1/2037	48	50
Pool # 889883, 6.50%, 3/1/2038	34	36
Pool # AC9081, 6.50%, 9/1/2038	82	88
Pool # 909236, 7.00%, 9/1/2038	222	233
Pool # 934591, 7.00%, 10/1/2038	26	27
Pool # AB2869, 6.00%, 11/1/2038	148	154
Pool # 995504, 7.50%, 11/1/2038	15	15
Pool # 257510, 7.00%, 12/1/2038	84	89
Pool # AD0753, 7.00%, 1/1/2039	127	134
Pool # 890661, 7.00%, 2/1/2039	466	487
Pool # AD0780, 7.50%, 4/1/2039	267	286
Pool # AD6377, 5.50%, 5/1/2040	35	35
Pool # AD4951, 5.00%, 7/1/2040	991	991
Pool # BM5364, 4.00%, 4/1/2042	1,167	1,112
Pool # AL6839, 5.00%, 4/1/2042	623	623
Pool # AR8128, 3.50%, 3/1/2043	963	889
Pool # AL8256, 3.00%, 8/1/2043	1,921	1,710
Pool # AZ8089, 4.00%, 7/1/2045	320	302
Pool # BA2343, 4.00%, 9/1/2045	1,497	1,399
Pool # BC9441, 3.50%, 4/1/2046	146	133
Pool # BC6982, 4.00%, 4/1/2046	1,216	1,137
Pool # BD0299, 3.50%, 5/1/2046	219	200
Pool # BC1249, 3.50%, 6/1/2046	156	142
Pool # BD1243, 3.50%, 6/1/2046	354	322
Pool # BD3066, 3.50%, 7/1/2046	509	463
Pool # BD3088, 3.50%, 7/1/2046	202	184
Pool # BD5248, 3.50%, 8/1/2046	1,129	1,026
Pool # BD7764, 3.50%, 9/1/2046	663	603
Pool # BE5870, 3.50%, 1/1/2047	1,447	1,326
Pool # BH4665, 4.00%, 6/1/2047	2,118	1,978
Pool # BH7626, 4.00%, 8/1/2047	850	786
Pool # BM3500, 4.00%, 9/1/2047	1,205	1,146
Pool # BH7663, 4.00%, 10/1/2047	1,867	1,744
Pool # BJ1778, 4.50%, 10/1/2047	452	433
Pool # BM3044, 4.00%, 11/1/2047	1,533	1,431
Pool # BE8351, 4.00%, 2/1/2048	418	391
Pool # BM3455, 4.50%, 2/1/2048	962	924
Pool # BK7006, 4.50%, 6/1/2048	379	363
Pool # BD9084, 4.50%, 7/1/2048	1,038	996
Pool # BK9303, 4.00%, 8/1/2048	1,299	1,237
Pool # CA4662, 3.50%, 9/1/2048	2,010	1,805

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 890863, 5.00%, 9/1/2048	1,376	1,402
Pool # BN1829, 4.50%, 10/1/2048	429	411
Pool # BN4960, 5.00%, 12/1/2048	273	269
Pool # BM5430, 5.00%, 1/1/2049	1,843	1,821
Pool # BN5013, 5.00%, 1/1/2049	2,066	2,042
Pool # BN6788, 4.50%, 2/1/2049	262	251
Pool # BK0317, 4.00%, 3/1/2049	1,117	1,042
Pool # BO0719, 5.00%, 6/1/2049	1,016	1,003
Pool # BO0721, 5.00%, 6/1/2049	1,114	1,099
Pool # BO0722, 5.00%, 6/1/2049	110	110
Pool # BO4276, 3.50%, 7/1/2049	2,216	2,036
Pool # BO4277, 3.50%, 7/1/2049	2,776	2,546
Pool # BO4280, 4.00%, 7/1/2049	1,941	1,835
Pool # BN8529, 4.50%, 7/1/2049	124	120
Pool # BO3436, 4.50%, 7/1/2049	1,425	1,376
Pool # BO0718, 5.00%, 7/1/2049	1,210	1,194
Pool # BO0720, 5.00%, 7/1/2049	1,448	1,429
Pool # BO2496, 5.00%, 7/1/2049	1,878	1,852
Pool # BO2497, 5.00%, 7/1/2049	1,859	1,838
Pool # BO2498, 5.00%, 7/1/2049	2,295	2,280
Pool # BO2499, 5.00%, 7/1/2049	431	440
Pool # BO3408, 5.00%, 7/1/2049	566	556
Pool # BO3749, 4.00%, 8/1/2049	1,710	1,634
Pool # BO3999, 4.00%, 8/1/2049	787	731
Pool # BO2495, 5.00%, 8/1/2049	1,990	1,965
Pool # BK8769, 3.50%, 10/1/2049	1,266	1,136
Pool # CA4363, 4.00%, 10/1/2049	981	912
Pool # BO2888, 4.00%, 11/1/2049	1,063	996
Pool # BO4387, 4.00%, 11/1/2049	1,341	1,250
Pool # FM2526, 4.00%, 12/1/2049	2,042	1,939
Pool # BP1128, 4.00%, 1/1/2050	653	610
Pool # BP1132, 4.00%, 1/1/2050	621	578
Pool # BP1141, 4.00%, 1/1/2050	266	247
Pool # BP1847, 4.50%, 1/1/2050	1,385	1,353
Pool # FM3365, 3.00%, 3/1/2050	8,931	7,682
Pool # BP4626, 2.50%, 4/1/2050	3,824	3,156
Pool # BP6363, 3.00%, 4/1/2050	4,157	3,571
Pool # BP5296, 3.50%, 4/1/2050	2,997	2,692
Pool # BP5302, 4.00%, 4/1/2050	1,563	1,444
Pool # BP8337, 3.00%, 5/1/2050	3,595	3,195
Pool # CA5729, 3.00%, 5/1/2050	5,121	4,393
Pool # CA5731, 3.00%, 5/1/2050	12,788	10,995
Pool # BP5878, 2.50%, 6/1/2050	4,393	3,619
Pool # BP8338, 3.00%, 6/1/2050	2,991	2,651
Pool # BK2693, 3.50%, 6/1/2050	721	646
Pool # BP9337, 3.50%, 6/1/2050	2,776	2,591
Pool # BP9950, 3.50%, 6/1/2050	2,003	1,795
Pool # CA6361, 2.50%, 7/1/2050	3,097	2,568

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA6430, 3.50%, 7/1/2050	4,717	4,227
Pool # CA8670, 2.50%, 8/1/2050	4,292	3,532
Pool # MA4096, 2.50%, 8/1/2050	44,454	36,622
Pool # BO4410, 3.00%, 8/1/2050	3,899	3,350
Pool # BQ1646, 3.00%, 8/1/2050	2,648	2,260
Pool # FM4311, 3.00%, 8/1/2050	2,951	2,549
Pool # BQ1367, 2.50%, 9/1/2050	12,836	10,641
Pool # BQ2143, 2.50%, 9/1/2050	8,857	7,231
Pool # BQ4113, 3.00%, 9/1/2050	1,541	1,324
Pool # BQ5586, 3.00%, 10/1/2050	2,976	2,555
Pool # FM5173, 2.50%, 12/1/2050	6,260	5,191
Pool # CA8862, 2.50%, 1/1/2051	5,336	4,433
Pool # BQ4516, 2.00%, 2/1/2051	13,184	10,323
Pool # BR4052, 2.00%, 2/1/2051	13,840	10,923
Pool # FM5778, 2.50%, 2/1/2051	6,594	5,475
Pool # BR0870, 3.50%, 2/1/2051	939	840
Pool # FS5380, 2.00%, 5/1/2051	20,146	15,763
Pool # CB0674, 2.50%, 5/1/2051	8,456	6,970
Pool # FM7957, 2.50%, 7/1/2051	10,680	8,836
Pool # FM8179, 2.50%, 7/1/2051	17,892	14,659
Pool # BT6666, 2.00%, 8/1/2051	16,357	12,739
Pool # BT5574, 2.50%, 8/1/2051	832	689
Pool # CB1684, 3.00%, 9/1/2051	6,682	5,742
Pool # MA4415, 3.00%, 9/1/2051	13,885	11,875
Pool # CB1783, 2.50%, 10/1/2051	58,222	47,849
Pool # CB1908, 2.50%, 10/1/2051	26,982	22,192
Pool # FA0352, 2.50%, 10/1/2051 (b)	10,270	8,461
Pool # FM9195, 2.50%, 10/1/2051	10,970	9,013
Pool # CB1878, 3.00%, 10/1/2051	3,840	3,292
Pool # MA4466, 2.50%, 11/1/2051	7,679	6,272
Pool # FM9961, 3.00%, 12/1/2051	8,423	7,177
Pool # FS0213, 3.00%, 12/1/2051	23,030	19,807
Pool # FS2559, 3.00%, 12/1/2051	4,392	3,771
Pool # BQ6989, 2.50%, 1/1/2052 (b)	8,120	6,636
Pool # FA0867, 2.50%, 1/1/2052	18,376	15,138
Pool # FS8807, 3.00%, 1/1/2052	15,593	13,450
Pool # FS7409, 2.00%, 2/1/2052	12,713	10,078
Pool # BV3216, 2.50%, 2/1/2052	9,835	8,048
Pool # CB2750, 2.50%, 2/1/2052	14,103	11,575
Pool # CB2869, 2.50%, 2/1/2052	23,222	18,990
Pool # FS4284, 2.50%, 2/1/2052	6,848	5,626
Pool # MA4548, 2.50%, 2/1/2052	8,849	7,234
Pool # BV3570, 3.00%, 2/1/2052	1,000	853
Pool # FS0488, 3.00%, 2/1/2052	4,590	3,950
Pool # FS0917, 3.50%, 2/1/2052	7,220	6,451
Pool # BV4133, 2.50%, 3/1/2052	16,185	13,194
Pool # FS0882, 2.50%, 3/1/2052	6,243	5,163
Pool # FS5446, 2.50%, 3/1/2052	8,667	7,123

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS7119, 2.50%, 3/1/2052	17,377	14,307
Pool # FS7942, 2.50%, 3/1/2052	8,608	7,094
Pool # BV3283, 3.00%, 3/1/2052	7,157	6,119
Pool # FS0957, 3.00%, 3/1/2052	20,216	17,207
Pool # BV3269, 3.50%, 3/1/2052	1,250	1,114
Pool # BV3276, 3.50%, 3/1/2052	2,415	2,160
Pool # CB3025, 3.50%, 3/1/2052	9,600	8,577
Pool # BV5360, 2.50%, 4/1/2052	8,035	6,577
Pool # FS6301, 3.00%, 4/1/2052	4,394	3,779
Pool # BV9064, 3.50%, 4/1/2052	7,642	6,787
Pool # CB3378, 4.00%, 4/1/2052	3,633	3,336
Pool # FS4720, 2.50%, 5/1/2052	4,211	3,491
Pool # FS6790, 2.50%, 5/1/2052	8,897	7,298
Pool # FS7204, 3.00%, 5/1/2052	13,406	11,510
Pool # CB3504, 3.50%, 5/1/2052	6,048	5,392
Pool # FS6323, 3.50%, 5/1/2052	18,387	16,423
Pool # CB5116, 3.00%, 6/1/2052	9,999	8,536
Pool # BW5359, 4.00%, 6/1/2052	1,715	1,588
Pool # FS1949, 4.00%, 6/1/2052	3,403	3,130
Pool # BW1473, 4.50%, 6/1/2052	294	279
Pool # BW3203, 5.00%, 6/1/2052	1,154	1,138
Pool # BW4016, 5.00%, 6/1/2052	1,654	1,634
Pool # BW4019, 5.00%, 6/1/2052	1,752	1,728
Pool # BW4041, 5.00%, 6/1/2052	967	946
Pool # FS8820, 3.00%, 7/1/2052	14,066	12,047
Pool # CB4160, 4.50%, 7/1/2052	3,466	3,275
Pool # BV7853, 5.00%, 7/1/2052	1,158	1,125
Pool # BW4042, 5.00%, 7/1/2052	1,315	1,285
Pool # BW5398, 5.00%, 7/1/2052	658	647
Pool # CB4608, 4.00%, 9/1/2052	7,944	7,295
Pool # CB4587, 4.50%, 9/1/2052	4,955	4,683
Pool # BW8950, 5.00%, 9/1/2052	3,753	3,649
Pool # BX2815, 4.50%, 10/1/2052	1,783	1,705
Pool # BW6968, 4.00%, 1/1/2053	2,608	2,392
Pool # BX3284, 5.00%, 2/1/2053	4,226	4,109
Pool # BV6797, 4.00%, 3/1/2053	1,115	1,024
Pool # CB5896, 5.00%, 3/1/2053	4,235	4,117
Pool # BX3824, 5.50%, 3/1/2053	6,440	6,417
Pool # BX4315, 5.00%, 4/1/2053	2,558	2,493
Pool # BY4776, 5.00%, 7/1/2053	10,589	10,266
Pool # BY4736, 5.50%, 7/1/2053	9,480	9,445
Pool # BV6813, 4.50%, 8/1/2053	1,326	1,253
Pool # BY7027, 5.00%, 8/1/2053	7,613	7,381
Pool # DB4827, 5.00%, 11/1/2054	9,936	9,626
Pool # DB4845, 5.00%, 12/1/2054	14,880	14,536
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	—	—
Pool # 252155, 7.00%, 10/1/2028	6	6

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 252334, 6.50%, 2/1/2029	23	23
Pool # 252409, 6.50%, 3/1/2029	20	20
Pool # 535442, 8.50%, 6/1/2030	—	—
Pool # 653815, 7.00%, 2/1/2033	8	8
Pool # 752786, 6.00%, 9/1/2033	16	16
Pool # 954255, 6.50%, 8/1/2037	250	256
Pool # 931717, 6.50%, 8/1/2039	127	130
Pool # CA3030, 4.50%, 1/1/2049	4,205	4,076
Pool # CA4047, 4.00%, 8/1/2049	4,780	4,499
Pool # CA4520, 3.50%, 11/1/2049	3,801	3,458
Pool # CB4014, 4.50%, 7/1/2052	950	906
FNMA, Other
Pool # AM7321, 3.12%, 11/1/2026	861	845
Pool # AN4571, 3.07%, 2/1/2027	1,548	1,517
Pool # AM8987, 2.79%, 6/1/2027	797	775
Pool # BL0819, 3.95%, 12/1/2028	5,075	5,010
Pool # AN4154, 3.17%, 1/1/2029	6,060	5,807
Pool # AN4349, 3.35%, 1/1/2029	2,858	2,770
Pool # BS5292, 2.53%, 5/1/2029	22,121	20,646
Pool # BS3673, 1.88%, 6/1/2029	6,000	5,440
Pool # BZ1797, 4.33%, 1/1/2030	5,436	5,429
Pool # AN8154, 3.17%, 2/1/2030	5,929	5,645
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,933
Pool # BS7348, 5.08%, 2/1/2030	5,986	6,143
Pool # BS9093, 5.17%, 2/1/2030	1,296	1,335
Pool # BS8474, 4.84%, 4/1/2030	2,113	2,148
Pool # BS6827, 4.19%, 5/1/2030	3,893	3,855
Pool # BS8643, 4.48%, 6/1/2030	4,950	4,963
Pool # BS5224, 2.52%, 7/1/2030	5,069	4,621
Pool # BL8177, 1.10%, 9/1/2030	24,000	20,496
Pool # BS8426, 4.28%, 9/1/2030	9,000	8,931
Pool # BS9203, 4.64%, 10/1/2030	2,596	2,617
Pool # BS5389, 3.03%, 11/1/2030	11,100	10,362
Pool # AN0099, 3.28%, 11/1/2030	6,408	6,044
Pool # BS8033, 4.43%, 11/1/2030	5,608	5,601
Pool # BS8732, 4.61%, 11/1/2030	6,194	6,240
Pool # BS7750, 4.24%, 12/1/2030	4,000	3,957
Pool # BS6828, 4.07%, 1/1/2031	4,924	4,827
Pool # BS7882, 4.56%, 1/1/2031	3,575	3,589
Pool # BS8379, 4.66%, 1/1/2031	6,630	6,686
Pool # BS8200, 4.74%, 1/1/2031	3,974	4,023
Pool # BS9368, 5.15%, 1/1/2031	3,427	3,522
Pool # BS5378, 3.45%, 4/1/2031	2,442	2,317
Pool # BS2915, 1.87%, 5/1/2031	7,612	6,594
Pool # BS7884, 4.03%, 5/1/2031	5,355	5,224
Pool # AI2479, 5.00%, 5/1/2031	87	87
Pool # BS2035, 1.84%, 6/1/2031	10,000	8,667
Pool # BZ1868, 4.81%, 6/1/2031	1,556	1,580

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS7362, 5.14%, 6/1/2031	4,000	4,079
Pool # BS2422, 1.67%, 7/1/2031	12,000	10,189
Pool # AN2456, 2.74%, 8/1/2031	870	795
Pool # BS7268, 5.05%, 8/1/2031	2,000	2,053
Pool # BS2898, 1.56%, 9/1/2031	20,203	16,934
Pool # BS4279, 2.00%, 9/1/2031	6,517	5,669
Pool # BS8183, 4.74%, 9/1/2031	4,884	4,928
Pool # BS5371, 3.16%, 10/1/2031	5,705	5,253
Pool # BS3637, 1.73%, 11/1/2031	5,525	4,731
Pool # BS6765, 4.24%, 11/1/2031	4,238	4,154
Pool # BZ0801, 4.60%, 11/1/2031	3,871	3,875
Pool # BM6857, 1.83%, 12/1/2031 (a)	11,904	10,150
Pool # BS4124, 1.94%, 1/1/2032	3,717	3,221
Pool # BS4525, 1.94%, 1/1/2032	8,500	7,216
Pool # BS4030, 1.96%, 1/1/2032	9,937	8,575
Pool # BS4315, 1.98%, 1/1/2032	16,418	14,064
Pool # BS4650, 2.02%, 1/1/2032	4,000	3,451
Pool # BS4142, 2.13%, 1/1/2032	7,518	6,570
Pool # BZ2402, 5.25%, 1/1/2032	6,634	6,833
Pool # AN3104, 2.75%, 2/1/2032	8,845	8,001
Pool # BL1054, 4.25%, 2/1/2032	1,664	1,618
Pool # BM7037, 1.76%, 3/1/2032 (a)	19,136	16,145
Pool # BS4654, 2.39%, 3/1/2032	4,695	4,125
Pool # BS5130, 2.55%, 4/1/2032	4,717	4,201
Pool # BS5193, 2.62%, 4/1/2032	8,053	7,137
Pool # BS5259, 2.84%, 4/1/2032	9,987	9,019
Pool # BS5231, 2.54%, 5/1/2032	8,400	7,429
Pool # BS5452, 3.09%, 5/1/2032	9,070	8,163
Pool # BS5643, 3.62%, 5/1/2032	3,421	3,234
Pool # AN6149, 3.14%, 7/1/2032	4,075	3,708
Pool # BS6091, 3.68%, 7/1/2032	2,184	2,054
Pool # BS6195, 4.12%, 7/1/2032	4,911	4,752
Pool # BS4203, 2.36%, 8/1/2032	6,000	5,177
Pool # AN6123, 3.06%, 8/1/2032	800	724
Pool # BS6301, 3.67%, 8/1/2032	21,407	20,118
Pool # BS6611, 3.72%, 8/1/2032	8,662	8,202
Pool # BS6425, 3.88%, 8/1/2032	5,977	5,737
Pool # BS6269, 4.03%, 8/1/2032	1,760	1,695
Pool # BS7247, 5.19%, 8/1/2032	4,000	4,099
Pool # BS6335, 3.75%, 9/1/2032	8,154	7,747
Pool # BS6331, 3.76%, 9/1/2032	7,700	7,268
Pool # BS6339, 3.80%, 9/1/2032	11,723	11,073
Pool # BM6466, 1.33%, 10/1/2032 (a)	10,554	8,482
Pool # AN6651, 2.94%, 10/1/2032	595	539
Pool # BS6398, 3.87%, 10/1/2032	1,233	1,173
Pool # BS6756, 3.89%, 10/1/2032	2,000	1,890
Pool # BS8968, 4.73%, 10/1/2032	5,050	5,053
Pool # BM6492, 1.51%, 11/1/2032 (a)	9,323	7,588

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS6995, 4.18%, 11/1/2032	5,080	4,923
Pool # BS6849, 4.23%, 11/1/2032	3,856	3,763
Pool # BS7006, 4.79%, 11/1/2032	4,655	4,691
Pool # BS6994, 4.85%, 11/1/2032	2,000	2,020
Pool # BS7292, 5.60%, 11/1/2032	2,529	2,652
Pool # BS7001, 4.36%, 12/1/2032	6,105	5,980
Pool # BS8052, 4.38%, 12/1/2032	8,383	8,207
Pool # BS7090, 4.45%, 12/1/2032	6,404	6,322
Pool # BS7095, 4.80%, 12/1/2032	3,881	3,912
Pool # BS7320, 4.88%, 12/1/2032	12,000	12,121
Pool # BS7318, 4.94%, 12/1/2032	1,453	1,478
Pool # BS7182, 5.11%, 12/1/2032	6,000	6,146
Pool # BS7267, 5.18%, 12/1/2032	2,380	2,446
Pool # BM6552, 1.56%, 1/1/2033 (a)	19,087	15,563
Pool # BS6474, 3.82%, 1/1/2033	6,303	5,961
Pool # BZ0743, 5.15%, 1/1/2033	4,000	4,095
Pool # AD8548, 5.50%, 1/1/2033	118	118
Pool # AR7484, 3.50%, 2/1/2033	489	478
Pool # BS8335, 4.62%, 2/1/2033	2,995	2,973
Pool # BM6599, 1.73%, 3/1/2033 (a)	5,882	4,816
Pool # BS8334, 4.71%, 3/1/2033	4,908	4,896
Pool # BS7371, 5.02%, 3/1/2033	1,011	1,026
Pool # BS8288, 4.39%, 4/1/2033	4,484	4,391
Pool # BS8223, 4.50%, 4/1/2033	4,030	3,980
Pool # BS8256, 4.53%, 4/1/2033	6,583	6,475
Pool # BS8147, 4.72%, 4/1/2033	3,655	3,658
Pool # BS2088, 2.02%, 5/1/2033	6,019	5,027
Pool # BS8185, 4.17%, 5/1/2033	5,000	4,813
Pool # BS8238, 4.19%, 5/1/2033	1,704	1,648
Pool # BS8213, 4.22%, 5/1/2033	9,837	9,567
Pool # BS8203, 4.24%, 5/1/2033	3,150	3,058
Pool # BS8284, 4.43%, 5/1/2033	10,005	9,829
Pool # BS8152, 4.55%, 5/1/2033	1,987	1,966
Pool # AT7117, 3.50%, 6/1/2033	548	532
Pool # BS8280, 4.30%, 6/1/2033	4,500	4,376
Pool # BS8703, 4.48%, 6/1/2033	5,000	4,919
Pool # BS8204, 4.67%, 6/1/2033	7,296	7,273
Pool # BS2389, 1.86%, 7/1/2033	18,000	14,505
Pool # AN9700, 3.67%, 7/1/2033	3,500	3,277
Pool # BS8883, 4.58%, 7/1/2033	4,095	4,030
Pool # BS9189, 4.34%, 8/1/2033	6,760	6,581
Pool # BS2933, 1.82%, 9/1/2033	9,632	7,740
Pool # BS2496, 1.88%, 9/1/2033	5,000	4,054
Pool # BS9351, 4.70%, 9/1/2033	4,103	4,073
Pool # 754922, 5.50%, 9/1/2033	20	20
Pool # BS3445, 1.88%, 10/1/2033	9,285	7,658
Pool # BL0466, 3.69%, 10/1/2033	3,000	2,807
Pool # 109738, 3.78%, 10/1/2033	4,825	4,534

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS3315, 1.82%, 11/1/2033	23,000	18,408
Pool # 762520, 4.00%, 11/1/2033	86	84
Pool # BS4163, 2.04%, 1/1/2034	9,288	7,701
Pool # BS4484, 2.16%, 1/1/2034	5,490	4,572
Pool # BS4911, 2.49%, 4/1/2034	3,762	3,198
Pool # BS4985, 2.61%, 4/1/2034	5,200	4,430
Pool # BS5184, 2.67%, 4/1/2034	3,288	2,800
Pool # BS5237, 2.86%, 4/1/2034	8,995	7,780
Pool # BS7836, 4.75%, 4/1/2034	3,373	3,351
Pool # BZ0565, 5.04%, 5/1/2034	684	693
Pool # AM6492, 3.76%, 8/1/2034	1,594	1,502
Pool # BS8440, 4.39%, 8/1/2034	6,320	6,114
Pool # BS5314, 3.29%, 9/1/2034	5,401	4,770
Pool # BS6427, 3.75%, 9/1/2034	9,130	8,423
Pool # BS7816, 4.45%, 9/1/2034	3,698	3,590
Pool # BS8685, 4.72%, 2/1/2035	5,236	5,172
Pool # BS8567, 4.47%, 5/1/2035	2,528	2,470
Pool # AM9188, 3.12%, 6/1/2035	2,000	1,763
Pool # BS5018, 2.88%, 10/1/2035	4,358	3,629
Pool # 847108, 6.50%, 10/1/2035	46	46
Pool # BZ4027, 5.33%, 11/1/2035 ‡ (b)	3,150	3,201
Pool # 881628, 5.00%, 1/1/2036	6	6
Pool # 256128, 6.00%, 2/1/2036	6	6
Pool # BS7254, 5.42%, 3/1/2036	1,932	1,984
Pool # BZ3251, 5.40%, 6/1/2036	2,557	2,646
Pool # BZ0417, 5.20%, 10/1/2036	5,250	5,321
Pool # BS4039, 2.37%, 12/1/2036	10,000	7,722
Pool # BS4040, 2.37%, 12/1/2036	11,965	9,240
Pool # 256651, 6.00%, 3/1/2037	12	13
Pool # 888408, 6.00%, 3/1/2037	25	25
Pool # 888373, 7.00%, 3/1/2037	28	29
Pool # BS5655, 3.87%, 6/1/2037	8,093	7,295
Pool # 888796, 6.00%, 9/1/2037	82	83
Pool # 888698, 7.00%, 10/1/2037	39	40
Pool # AN7345, 3.21%, 11/1/2037	7,677	6,699
Pool # AN0304, 3.44%, 11/1/2037	1,416	1,306
Pool # BS6588, 4.18%, 4/1/2038	2,096	1,901
Pool # 257172, 5.50%, 4/1/2038	14	14
Pool # AD0810, 6.00%, 11/1/2039	—	—
Pool # AB1830, 3.50%, 11/1/2040	85	78
Pool # AL2606, 4.00%, 3/1/2042	111	103
Pool # AO6757, 4.00%, 6/1/2042	726	702
Pool # AO7225, 4.00%, 7/1/2042	527	497
Pool # AO9352, 4.00%, 7/1/2042	371	349
Pool # AO9353, 4.00%, 7/1/2042	481	453
Pool # AP0838, 4.00%, 7/1/2042	2,681	2,528
Pool # MA1125, 4.00%, 7/1/2042	179	169
Pool # MA1177, 3.50%, 9/1/2042	266	245

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA1178, 4.00%, 9/1/2042	538	507
Pool # MA1213, 3.50%, 10/1/2042	1,297	1,194
Pool # AR1397, 3.00%, 1/1/2043	649	576
Pool # AB8517, 3.00%, 2/1/2043	286	253
Pool # MA1373, 3.50%, 3/1/2043	1,439	1,323
Pool # MA1437, 3.50%, 5/1/2043	404	372
Pool # MA1442, 4.00%, 5/1/2043	957	902
Pool # MA1463, 3.50%, 6/1/2043	700	644
Pool # MA1552, 3.00%, 8/1/2043	529	468
Pool # MA1582, 3.50%, 9/1/2043	94	86
Pool # MA2434, 3.50%, 9/1/2045	573	519
Pool # MA2493, 3.50%, 12/1/2045	107	97
Pool # BC1157, 3.50%, 1/1/2046	268	243
Pool # MA2545, 3.50%, 2/1/2046	154	140
Pool # AS6970, 3.50%, 4/1/2046	1,028	932
Pool # BC8400, 3.50%, 5/1/2046	329	298
Pool # AS7424, 3.50%, 6/1/2046	772	700
Pool # MA2658, 3.50%, 6/1/2046	2,884	2,616
Pool # BF0491, 3.50%, 12/1/2054	12,768	11,517
Pool # BF0557, 2.50%, 12/1/2055	5,790	4,761
Pool # BF0141, 5.50%, 9/1/2056	6,745	6,911
Pool # BF0230, 5.50%, 1/1/2058	5,791	5,916
Pool # BF0271, 5.50%, 5/1/2058	6,257	6,295
Pool # BF0300, 4.00%, 8/1/2058	15,461	14,288
Pool # BF0340, 5.00%, 1/1/2059	6,144	6,010
Pool # BM7404, 4.00%, 8/1/2059	11,527	10,517
Pool # BF0464, 3.50%, 3/1/2060	4,353	3,828
Pool # BF0507, 3.00%, 9/1/2060	2,714	2,296
Pool # BM7075, 3.00%, 3/1/2061	3,665	3,101
Pool # BF0560, 2.50%, 9/1/2061	9,023	6,939
Pool # BF0562, 3.50%, 9/1/2061	7,373	6,421
Pool # BF0577, 2.50%, 12/1/2061	4,426	3,565
Pool # BF0582, 4.00%, 12/1/2061	9,522	8,805
Pool # BF0583, 4.00%, 12/1/2061	3,821	3,476
Pool # BF0586, 5.00%, 12/1/2061	2,851	2,774
Pool # BF0617, 2.50%, 3/1/2062	11,077	8,519
Pool # BF0604, 3.50%, 3/1/2062	3,407	2,966
Pool # BF0674, 2.50%, 4/1/2062	12,395	9,532
Pool # BF0673, 2.50%, 6/1/2062	25,737	19,794
Pool # BF0654, 3.00%, 6/1/2062	6,633	5,505
Pool # BF0655, 3.50%, 6/1/2062	6,838	5,952
Pool # BF0694, 2.50%, 12/1/2062	7,869	6,393
Pool # BF0701, 3.50%, 12/1/2062	9,501	8,270
Pool # BF0732, 2.50%, 6/1/2063	7,455	5,942
Pool # BF0733, 3.00%, 6/1/2063	14,521	12,052
Pool # BF0767, 4.00%, 9/1/2063	9,149	8,324
Pool # BF0802, 2.50%, 4/1/2064	15,456	12,319
Pool # BF0804, 3.00%, 4/1/2064	6,296	5,296

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0809, 4.00%, 4/1/2064	3,370	3,083
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 7/25/2055 (b)	42,210	34,384
TBA, 3.00%, 7/25/2055 (b)	25,000	21,269
TBA, 5.00%, 7/25/2055 (b)	125,500	121,387
GNMA I, 30 Year
Pool # 441957, 6.38%, 8/15/2026	4	4
Pool # 780653, 6.50%, 10/15/2027	24	25
Pool # 450038, 7.50%, 7/15/2028	2	2
Pool # 486537, 7.50%, 9/15/2028	1	1
Pool # 486631, 6.50%, 10/15/2028	—	—
Pool # 556255, 6.50%, 10/15/2031	23	23
Pool # 569568, 6.50%, 1/15/2032	71	73
Pool # 611453, 7.00%, 4/15/2032	6	6
Pool # 569423, 7.00%, 5/15/2032	19	19
Pool # 591882, 6.50%, 7/15/2032	12	13
Pool # 552665, 7.00%, 7/15/2032	12	12
Pool # 782032, 7.00%, 10/15/2032	35	36
Pool # 591420, 7.50%, 1/15/2033	13	14
Pool # 607645, 6.50%, 2/15/2033	10	11
Pool # 604168, 6.50%, 4/15/2033	7	7
Pool # 781614, 7.00%, 6/15/2033	18	19
Pool # 638733, 7.00%, 3/15/2037	32	33
Pool # 759537, 3.49%, 1/15/2041	830	777
Pool # 759561, 3.49%, 1/15/2041	137	128
Pool # 759374, 3.49%, 2/15/2041	801	750
Pool # 762703, 3.49%, 2/15/2041	417	390
Pool # 762954, 2.99%, 3/15/2041	183	170
Pool # 763239, 2.99%, 3/15/2041	102	96
Pool # 762751, 3.49%, 3/15/2041	1,112	1,040
Pool # 762953, 3.49%, 3/15/2041	621	581
Pool # 762973, 3.49%, 3/15/2041	97	90
Pool # 763140, 3.13%, 4/15/2041	107	101
Pool # 763021, 3.49%, 4/15/2041	129	119
Pool # 763180, 3.49%, 4/15/2041	58	54
Pool # 380437, 3.13%, 5/15/2041	98	93
Pool # 770881, 3.13%, 5/15/2041	105	99
Pool # 763366, 3.49%, 5/15/2041	51	48
Pool # 770909, 2.99%, 6/15/2041	239	224
Pool # 380436, 3.38%, 6/15/2041	285	269
Pool # 770754, 3.38%, 6/15/2041	309	292
Pool # AT7652, 4.00%, 8/15/2046	897	834
Pool # 784450, 4.00%, 2/15/2048	3,533	3,287
Pool # BI6468, 5.00%, 12/15/2048	2,385	2,327
Pool # BM1750, 5.00%, 4/15/2049	1,430	1,395
Pool # BM4206, 5.00%, 4/15/2049	1,180	1,157
Pool # BM4207, 5.00%, 4/15/2049	676	662
Pool # BM4208, 5.00%, 4/15/2049	3,043	2,982

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BM1957, 5.00%, 5/15/2049	1,628	1,588
Pool # BN4051, 5.00%, 6/15/2049	2,456	2,409
Pool # BN4052, 5.00%, 6/15/2049	2,390	2,339
Pool # BN4053, 5.00%, 6/15/2049	3,517	3,458
Pool # BM9691, 4.50%, 7/15/2049	2,448	2,334
Pool # BM2141, 5.00%, 7/15/2049	1,284	1,270
Pool # BM2163, 5.00%, 7/15/2049	2,399	2,377
Pool # BM2281, 5.00%, 7/15/2049	2,393	2,325
Pool # BM2305, 5.00%, 8/15/2049	1,438	1,417
Pool # BV2390, 3.50%, 7/15/2050	1,091	1,014
Pool # BW7021, 3.50%, 8/15/2050	3,039	2,825
Pool # BW7044, 3.50%, 9/15/2050	2,809	2,611
Pool # BW7064, 3.50%, 10/15/2050	1,287	1,196
Pool # BY7857, 3.50%, 11/15/2050	919	854
Pool # BY7874, 3.50%, 12/15/2050	698	649
Pool # CA3251, 3.50%, 12/15/2050	1,107	1,030
Pool # BY7887, 3.50%, 1/15/2051	2,524	2,346
Pool # CA3320, 3.50%, 1/15/2051	1,501	1,396
Pool # CA3304, 3.50%, 2/15/2051	1,093	1,016
Pool # CE2513, 3.50%, 5/15/2051	1,106	989
Pool # CO1898, 5.50%, 7/15/2052	4,480	4,632
Pool # CO1926, 5.00%, 10/15/2052	4,067	4,082
Pool # CR2385, 5.50%, 4/15/2053	3,551	3,671
Pool # CU0301, 6.50%, 5/15/2053	9,789	10,083
GNMA I, Other Pool # BX7719, 1.97%, 9/15/2041	2,689	2,122
GNMA II
Pool # CG8187, ARM, 5.70%, 8/20/2071 (a)	9,224	9,589
Pool # CH2658, ARM, 5.73%, 9/20/2071 (a)	4,994	5,193
Pool # CH4939, ARM, 5.66%, 10/20/2071 (a)	3,354	3,479
Pool # CJ6767, ARM, 5.57%, 11/20/2071 (a)	9,234	9,565
Pool # CJ7141, ARM, 5.69%, 11/20/2071 (a)	4,548	4,725
Pool # CJ9640, ARM, 5.76%, 11/20/2071 (a)	10,525	10,962
Pool # CE5557, ARM, 5.84%, 11/20/2071 (a)	10,788	11,290
Pool # CK2767, ARM, 5.87%, 12/20/2071 (a)	9,149	9,589
Pool # CJ7149, ARM, 5.92%, 12/20/2071 (a)	5,852	6,137
GNMA II, 30 Year
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	—	—
Pool # 2646, 7.50%, 9/20/2028	1	1
Pool # 737076, 6.50%, 10/20/2033	72	73
Pool # 616732, 6.50%, 9/20/2034	6	6
Pool # 748766, 6.50%, 1/20/2039	32	32
Pool # 752496, 6.50%, 1/20/2039	55	57
Pool # 783389, 6.00%, 8/20/2039	286	300
Pool # 783444, 5.50%, 9/20/2039	66	66

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 742853, 3.88%, 4/20/2040	957	874
Pool # 742810, 3.88%, 6/20/2040	892	815
Pool # 742801, 3.88%, 8/20/2040	324	296
Pool # 742876, 3.25%, 11/20/2040	872	773
Pool # 742878, 3.88%, 11/20/2040	3,530	3,225
Pool # BZ8504, 2.50%, 12/20/2040	810	726
Pool # 742883, 3.25%, 2/20/2041	1,704	1,539
Pool # 742885, 3.75%, 2/20/2041	82	75
Pool # 742884, 3.88%, 2/20/2041	1,583	1,447
Pool # 751810, 3.50%, 3/20/2041	585	523
Pool # BZ1781, 4.50%, 5/20/2041	496	475
Pool # BZ1778, 4.00%, 10/20/2041	423	397
Pool # BZ1774, 3.50%, 12/20/2041	1,120	1,001
Pool # BZ1664, 4.00%, 12/20/2042	663	622
Pool # BZ1780, 4.50%, 10/20/2043	660	631
Pool # AE8053, 4.00%, 12/20/2043	385	357
Pool # BZ1770, 3.00%, 6/20/2044	1,686	1,470
Pool # BZ1661, 3.50%, 8/20/2044	720	644
Pool # BZ1773, 3.50%, 9/20/2044	2,009	1,804
Pool # AJ9020, 4.50%, 10/20/2044	128	121
Pool # 783967, 4.25%, 12/20/2044	1,380	1,272
Pool # BZ1777, 4.00%, 3/20/2045	353	330
Pool # BY6444, 2.50%, 11/20/2045	447	373
Pool # BZ8502, 2.50%, 12/20/2045	1,409	1,174
Pool # BZ8503, 2.50%, 12/20/2045	825	687
Pool # AK8803, 4.00%, 3/20/2046	776	714
Pool # BZ1663, 4.00%, 7/20/2046	1,141	1,062
Pool # AS8110, 3.75%, 8/20/2046	1,743	1,587
Pool # AY2378, 3.25%, 2/20/2047	257	229
Pool # AY2381, 4.25%, 7/20/2047	916	855
Pool # BZ1769, 3.00%, 8/20/2047	1,526	1,330
Pool # BZ1654, 3.00%, 9/20/2047	665	582
Pool # AY2388, 4.25%, 9/20/2047	2,859	2,669
Pool # BD3185, 4.00%, 10/20/2047	7,983	7,337
Pool # BZ1660, 3.50%, 11/20/2047	1,315	1,179
Pool # BZ1772, 3.50%, 11/20/2047	3,435	3,058
Pool # BZ1776, 4.00%, 11/20/2047	1,495	1,375
Pool # AY2392, 4.25%, 11/20/2047	3,238	3,019
Pool # BE4662, 4.00%, 12/20/2047	10,958	10,216
Pool # BB8795, 4.00%, 1/20/2048	2,142	1,962
Pool # AY2395, 4.25%, 1/20/2048	2,023	1,890
Pool # AY2404, 4.25%, 5/20/2048	3,034	2,832
Pool # BG6360, 5.00%, 5/20/2048	1,878	1,877
Pool # BF2645, 5.50%, 5/20/2048	320	324
Pool # AY2405, 4.25%, 6/20/2048	3,921	3,662
Pool # BD0531, 5.00%, 6/20/2048	569	559
Pool # BD0532, 5.00%, 6/20/2048	493	479
Pool # BF2971, 5.00%, 6/20/2048	842	825

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AY2407, 4.25%, 7/20/2048	1,629	1,521
Pool # AY2408, 4.50%, 7/20/2048	791	751
Pool # BG7397, 4.50%, 7/20/2048	751	718
Pool # BF3017, 5.00%, 7/20/2048	810	796
Pool # AY2409, 4.25%, 8/20/2048	1,388	1,295
Pool # AY2410, 4.50%, 8/20/2048	790	750
Pool # BD0550, 5.00%, 8/20/2048	844	828
Pool # BG7389, 5.00%, 8/20/2048	872	855
Pool # BG7391, 5.00%, 8/20/2048	656	648
Pool # AY2412, 4.50%, 9/20/2048	3,867	3,672
Pool # 784626, 4.50%, 10/20/2048	451	429
Pool # BI4488, 4.50%, 11/20/2048	784	747
Pool # BK2585, 5.00%, 11/20/2048	337	333
Pool # BK2586, 5.00%, 11/20/2048	400	394
Pool # BI6431, 4.50%, 12/20/2048	1,053	1,011
Pool # BI6669, 4.50%, 12/20/2048	950	915
Pool # BH3133, 5.00%, 12/20/2048	1,783	1,739
Pool # BJ7083, 5.00%, 12/20/2048	144	141
Pool # BJ7084, 5.00%, 12/20/2048	889	878
Pool # BK7169, 5.00%, 12/20/2048	713	701
Pool # BJ1334, 5.00%, 1/20/2049	1,601	1,561
Pool # BJ9641, 5.00%, 1/20/2049	1,018	1,019
Pool # BJ9642, 5.00%, 1/20/2049	914	917
Pool # BJ9824, 4.50%, 2/20/2049	1,946	1,847
Pool # BJ9825, 4.50%, 2/20/2049	811	770
Pool # BK7188, 4.50%, 2/20/2049	1,077	1,030
Pool # BJ9630, 5.00%, 2/20/2049	516	506
Pool # BJ9633, 5.00%, 2/20/2049	502	492
Pool # BK7189, 5.00%, 2/20/2049	1,113	1,099
Pool # BK7198, 4.50%, 3/20/2049	759	718
Pool # BL6765, 5.50%, 5/20/2049	1,272	1,282
Pool # BN0907, 4.50%, 6/20/2049	920	874
Pool # BN1498, 5.00%, 6/20/2049	1,154	1,129
Pool # BN1499, 5.00%, 6/20/2049	1,812	1,773
Pool # BN1500, 5.50%, 6/20/2049	675	685
Pool # BN2627, 4.00%, 7/20/2049	1,820	1,676
Pool # BN2628, 4.00%, 7/20/2049	1,922	1,769
Pool # BO0521, 4.00%, 7/20/2049	318	296
Pool # BM9692, 4.50%, 7/20/2049	573	543
Pool # BN0879, 5.00%, 7/20/2049	314	310
Pool # BO3160, 5.00%, 7/20/2049	675	670
Pool # BP4237, 5.00%, 7/20/2049	688	682
Pool # BP4238, 5.00%, 7/20/2049	334	334
Pool # BP4240, 5.00%, 7/20/2049	650	652
Pool # BP4241, 5.00%, 7/20/2049	824	828
Pool # BP4242, 5.00%, 7/20/2049	324	328
Pool # BL9354, 4.00%, 8/20/2049	1,188	1,093
Pool # BM2327, 4.00%, 8/20/2049	529	479

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BM2418, 4.00%, 8/20/2049	1,024	957
Pool # BN0884, 4.00%, 8/20/2049	312	288
Pool # BN0889, 4.50%, 8/20/2049	211	200
Pool # BN7048, 4.50%, 8/20/2049	2,126	2,018
Pool # BN7049, 4.50%, 8/20/2049	3,226	3,086
Pool # BN0890, 5.00%, 8/20/2049	259	256
Pool # BN0891, 5.00%, 8/20/2049	347	342
Pool # BN0893, 5.00%, 8/20/2049	372	367
Pool # BO3257, 5.00%, 8/20/2049	575	569
Pool # BP4290, 5.00%, 8/20/2049	542	531
Pool # BP4291, 5.00%, 8/20/2049	458	449
Pool # BP4292, 5.00%, 8/20/2049	1,621	1,597
Pool # BP4293, 5.00%, 8/20/2049	1,342	1,325
Pool # BP4294, 5.00%, 8/20/2049	650	648
Pool # BN0896, 4.00%, 9/20/2049	1,173	1,078
Pool # BI0930, 4.50%, 9/20/2049	1,606	1,580
Pool # BM9714, 4.50%, 9/20/2049	230	224
Pool # 784810, 5.00%, 9/20/2049	3,097	3,010
Pool # AC2995, 5.00%, 9/20/2049	1,807	1,812
Pool # BP2853, 5.00%, 9/20/2049	859	847
Pool # BP8644, 5.00%, 9/20/2049	1,026	1,011
Pool # BP8645, 5.00%, 9/20/2049	522	515
Pool # BQ3138, 4.00%, 10/20/2049	798	735
Pool # AC2994, 4.50%, 10/20/2049	541	524
Pool # BQ9513, 3.50%, 11/20/2049	1,295	1,167
Pool # BQ3791, 4.00%, 11/20/2049	1,183	1,084
Pool # BR2638, 4.00%, 11/20/2049	272	250
Pool # 784847, 4.50%, 11/20/2049	3,031	2,865
Pool # BP2896, 4.50%, 11/20/2049	1,270	1,211
Pool # BP7772, 4.50%, 11/20/2049	322	314
Pool # BP8665, 4.50%, 11/20/2049	493	468
Pool # BP8666, 4.50%, 11/20/2049	1,175	1,116
Pool # BP8667, 5.00%, 11/20/2049	592	583
Pool # BP8668, 5.00%, 11/20/2049	354	349
Pool # BR1542, 5.00%, 11/20/2049	772	755
Pool # BP8669, 5.50%, 11/20/2049	232	236
Pool # BP7668, 3.50%, 12/20/2049	5,423	4,903
Pool # BP7795, 3.50%, 12/20/2049	1,550	1,398
Pool # BP8670, 3.50%, 12/20/2049	658	591
Pool # BL9372, 4.00%, 12/20/2049	592	543
Pool # BP5516, 4.00%, 12/20/2049	832	779
Pool # BP8672, 4.00%, 12/20/2049	557	513
Pool # BP8673, 4.00%, 12/20/2049	738	680
Pool # BP8674, 4.00%, 12/20/2049	933	858
Pool # BQ3790, 4.00%, 12/20/2049	3,422	3,127
Pool # BJ9866, 4.50%, 12/20/2049	2,319	2,202
Pool # BL9374, 4.50%, 12/20/2049	137	134
Pool # BP8676, 4.50%, 12/20/2049	511	485

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BP8677, 4.50%, 12/20/2049	1,438	1,365
Pool # BP8678, 5.00%, 12/20/2049	960	946
Pool # BP8679, 5.50%, 12/20/2049	749	757
Pool # BP8021, 3.50%, 1/20/2050	1,575	1,448
Pool # BP8681, 3.50%, 1/20/2050	1,402	1,248
Pool # BL9379, 4.00%, 1/20/2050	2,192	2,008
Pool # BP8682, 4.00%, 1/20/2050	1,036	955
Pool # BP8683, 4.00%, 1/20/2050	867	798
Pool # BT0281, 4.00%, 1/20/2050	3,120	2,961
Pool # BP8688, 4.50%, 1/20/2050	1,886	1,791
Pool # BR0539, 4.50%, 1/20/2050	1,818	1,735
Pool # BP8020, 3.50%, 2/20/2050	947	872
Pool # BP8022, 3.50%, 2/20/2050	1,300	1,188
Pool # BQ1338, 4.00%, 2/20/2050	2,571	2,356
Pool # BQ7054, 4.00%, 2/20/2050	1,973	1,816
Pool # BQ7057, 4.25%, 2/20/2050	818	754
Pool # BS8384, 5.00%, 2/20/2050	1,098	1,086
Pool # BS8400, 3.00%, 3/20/2050	4,230	3,686
Pool # BT0397, 3.00%, 3/20/2050	522	455
Pool # BQ4110, 3.50%, 3/20/2050	4,515	4,181
Pool # BS5879, 3.50%, 3/20/2050	948	851
Pool # BS8411, 3.50%, 3/20/2050	2,703	2,421
Pool # BT0399, 3.50%, 3/20/2050	959	854
Pool # BT3628, 3.50%, 3/20/2050	1,688	1,572
Pool # BT3629, 3.50%, 3/20/2050	721	667
Pool # BT8043, 3.50%, 3/20/2050	1,222	1,107
Pool # BT8044, 3.50%, 3/20/2050	2,759	2,490
Pool # BT8045, 3.50%, 3/20/2050	3,554	3,192
Pool # BT8046, 3.50%, 3/20/2050	4,010	3,607
Pool # BT8047, 3.50%, 3/20/2050	3,037	2,781
Pool # BT8048, 3.50%, 3/20/2050	3,088	2,862
Pool # BS5873, 4.00%, 3/20/2050	440	403
Pool # BS5874, 4.00%, 3/20/2050	2,089	1,921
Pool # BQ7064, 3.50%, 4/20/2050	585	525
Pool # BT3736, 3.50%, 4/20/2050	1,600	1,436
Pool # BU3072, 5.00%, 4/20/2050	692	693
Pool # BQ4098, 3.00%, 5/20/2050	5,978	5,217
Pool # BR3899, 3.00%, 5/20/2050	758	660
Pool # BT4019, 3.00%, 5/20/2050	3,270	2,850
Pool # BQ7069, 3.25%, 5/20/2050	1,740	1,533
Pool # BQ7083, 3.25%, 5/20/2050	146	128
Pool # BS7609, 3.50%, 5/20/2050	2,765	2,461
Pool # BT3843, 3.50%, 5/20/2050	1,555	1,411
Pool # BV2935, 4.50%, 5/20/2050	566	558
Pool # BV6609, 4.50%, 5/20/2050	199	194
Pool # BV6631, 4.50%, 5/20/2050	1,192	1,155
Pool # BV6670, 4.50%, 5/20/2050	602	584
Pool # MA6661, 5.50%, 5/20/2050	72	73

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BT4096, 3.00%, 6/20/2050	4,074	3,530
Pool # BU7682, 3.00%, 6/20/2050	3,503	3,089
Pool # BQ7084, 3.25%, 6/20/2050	2,201	1,939
Pool # BV8680, 3.50%, 6/20/2050	1,342	1,206
Pool # BV8683, 3.50%, 6/20/2050	846	760
Pool # BV8684, 3.50%, 6/20/2050	1,347	1,208
Pool # BV8685, 3.50%, 6/20/2050	1,211	1,078
Pool # BQ7086, 4.00%, 6/20/2050	2,320	2,134
Pool # BQ7092, 4.00%, 6/20/2050	1,769	1,647
Pool # BR3901, 4.00%, 6/20/2050	961	881
Pool # BT4070, 4.00%, 6/20/2050	495	463
Pool # BV8688, 4.00%, 6/20/2050	1,248	1,147
Pool # BQ7087, 4.25%, 6/20/2050	568	530
Pool # BV2372, 4.50%, 6/20/2050	944	901
Pool # BV6632, 4.50%, 6/20/2050	2,173	2,117
Pool # BQ7088, 5.00%, 6/20/2050	847	829
Pool # BV8696, 3.00%, 7/20/2050	2,752	2,398
Pool # BV8711, 3.00%, 7/20/2050	2,726	2,376
Pool # BV8727, 3.00%, 7/20/2050	1,701	1,491
Pool # BW0561, 3.00%, 7/20/2050	1,087	931
Pool # BQ7085, 3.25%, 7/20/2050	4,013	3,535
Pool # BV8699, 3.50%, 7/20/2050	1,621	1,456
Pool # BV8700, 3.50%, 7/20/2050	1,316	1,171
Pool # BV8716, 3.50%, 7/20/2050	1,870	1,665
Pool # BQ7097, 4.00%, 7/20/2050	3,039	2,790
Pool # BU7564, 4.00%, 7/20/2050	1,858	1,702
Pool # BV8702, 4.00%, 7/20/2050	678	624
Pool # BW5975, 4.00%, 7/20/2050	545	499
Pool # BW5994, 4.00%, 7/20/2050	728	689
Pool # BV2395, 4.50%, 7/20/2050	1,109	1,064
Pool # BV8722, 2.50%, 8/20/2050	2,901	2,421
Pool # BV8726, 3.00%, 8/20/2050	779	679
Pool # BX4922, 3.00%, 8/20/2050	166	145
Pool # BX4923, 3.00%, 8/20/2050	2,115	1,843
Pool # BW1746, 3.25%, 8/20/2050	3,359	2,959
Pool # BR3911, 3.50%, 8/20/2050	3,442	3,064
Pool # BV2402, 3.50%, 8/20/2050	4,692	4,177
Pool # BX4927, 3.50%, 8/20/2050	744	667
Pool # BX4928, 3.50%, 8/20/2050	1,624	1,446
Pool # BX4939, 3.50%, 8/20/2050	2,285	2,043
Pool # BW1747, 4.00%, 8/20/2050	621	570
Pool # BW7383, 4.00%, 8/20/2050	3,072	2,853
Pool # BX6092, 4.00%, 8/20/2050	2,277	2,115
Pool # BX6093, 4.00%, 8/20/2050	5,126	4,716
Pool # BW0559, 4.50%, 8/20/2050	730	690
Pool # BW7033, 4.50%, 8/20/2050	308	294
Pool # BZ1653, 3.00%, 9/20/2050	502	437
Pool # BW1757, 3.25%, 9/20/2050	3,386	2,983

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BR3917, 3.50%, 9/20/2050	6,955	6,191
Pool # BU7559, 3.50%, 9/20/2050	4,711	4,193
Pool # BW1718, 3.50%, 9/20/2050	2,965	2,658
Pool # BW1758, 3.50%, 9/20/2050	1,806	1,620
Pool # BX4956, 3.50%, 9/20/2050	1,941	1,735
Pool # BY3407, 3.50%, 9/20/2050	2,669	2,398
Pool # BY3408, 3.50%, 9/20/2050	1,048	937
Pool # BY3432, 3.50%, 9/20/2050	2,721	2,422
Pool # BR3918, 4.00%, 9/20/2050	527	483
Pool # BW1759, 4.00%, 9/20/2050	1,437	1,321
Pool # BX3717, 4.00%, 9/20/2050	587	540
Pool # BX3718, 4.00%, 9/20/2050	632	581
Pool # BW7043, 4.50%, 9/20/2050	1,078	1,029
Pool # BW1760, 4.75%, 9/20/2050	980	944
Pool # BX4971, 2.50%, 10/20/2050	1,345	1,120
Pool # BY6410, 2.50%, 10/20/2050	899	751
Pool # BW1771, 3.00%, 10/20/2050	1,393	1,214
Pool # BW1772, 3.25%, 10/20/2050	1,454	1,281
Pool # BU7550, 3.50%, 10/20/2050	6,055	5,390
Pool # BW1773, 3.50%, 10/20/2050	1,350	1,207
Pool # BY6416, 3.50%, 10/20/2050	1,477	1,321
Pool # BZ1658, 3.50%, 10/20/2050	602	541
Pool # BY6421, 4.00%, 10/20/2050	788	722
Pool # BZ1662, 4.00%, 10/20/2050	747	686
Pool # BW1774, 4.25%, 10/20/2050	1,002	934
Pool # BY6440, 2.50%, 11/20/2050	1,787	1,489
Pool # BY6441, 2.50%, 11/20/2050	1,839	1,531
Pool # BY6443, 2.50%, 11/20/2050	1,617	1,345
Pool # BY6445, 2.50%, 11/20/2050	1,981	1,653
Pool # BY6447, 3.00%, 11/20/2050	2,863	2,495
Pool # BZ2574, 3.00%, 11/20/2050	757	660
Pool # BZ3559, 3.00%, 11/20/2050	720	628
Pool # BZ2575, 3.25%, 11/20/2050	2,585	2,277
Pool # BY6453, 3.50%, 11/20/2050	747	669
Pool # BY6454, 3.50%, 11/20/2050	1,615	1,444
Pool # BY6455, 3.50%, 11/20/2050	1,269	1,140
Pool # BY6456, 3.50%, 11/20/2050	640	581
Pool # BZ1771, 3.50%, 11/20/2050	1,578	1,404
Pool # BZ3527, 3.50%, 11/20/2050	4,186	3,739
Pool # BZ3560, 3.50%, 11/20/2050	835	743
Pool # BY5559, 4.00%, 11/20/2050	3,345	3,064
Pool # BY6457, 4.00%, 11/20/2050	525	485
Pool # BY6458, 4.00%, 11/20/2050	491	452
Pool # BZ2576, 4.00%, 11/20/2050	2,489	2,286
Pool # BY7851, 4.50%, 11/20/2050	1,519	1,449
Pool # BZ1779, 4.50%, 11/20/2050	731	694
Pool # BS8546, 2.50%, 12/20/2050	4,710	3,908
Pool # BZ8499, 2.50%, 12/20/2050	1,617	1,348

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ8500, 2.50%, 12/20/2050	1,775	1,479
Pool # BZ8501, 2.50%, 12/20/2050	1,941	1,616
Pool # BZ8505, 2.50%, 12/20/2050	995	829
Pool # BZ8507, 2.50%, 12/20/2050	2,488	2,077
Pool # BZ2590, 3.25%, 12/20/2050	2,149	1,893
Pool # BZ2591, 3.50%, 12/20/2050	918	822
Pool # BZ2592, 3.50%, 12/20/2050	1,213	1,085
Pool # BZ8515, 3.50%, 12/20/2050	1,430	1,280
Pool # BZ8516, 3.50%, 12/20/2050	588	528
Pool # BZ1775, 4.00%, 12/20/2050	1,368	1,260
Pool # BZ6501, 4.00%, 12/20/2050	3,687	3,378
Pool # BZ8495, 4.00%, 12/20/2050	1,297	1,189
Pool # BY7873, 4.50%, 12/20/2050	1,084	1,034
Pool # CB4508, 5.00%, 12/20/2050	516	509
Pool # BZ8530, 2.50%, 1/20/2051	952	790
Pool # CB4502, 3.00%, 1/20/2051	1,167	1,017
Pool # CB4503, 3.00%, 1/20/2051	1,077	938
Pool # BZ2606, 3.25%, 1/20/2051	1,745	1,537
Pool # 785294, 3.50%, 1/20/2051	9,429	8,278
Pool # BY7890, 3.50%, 1/20/2051	8,718	7,762
Pool # BZ8541, 3.50%, 1/20/2051	757	677
Pool # BZ8542, 3.50%, 1/20/2051	441	391
Pool # CB1505, 3.50%, 1/20/2051	10,155	9,072
Pool # CB4504, 3.50%, 1/20/2051	1,362	1,218
Pool # BZ2614, 4.00%, 1/20/2051	505	462
Pool # BZ8544, 4.00%, 1/20/2051	674	621
Pool # CB2357, 4.00%, 1/20/2051	1,109	1,037
Pool # CB4506, 4.00%, 1/20/2051	1,016	957
Pool # CB1543, 3.00%, 2/20/2051	5,193	4,524
Pool # CB3225, 3.25%, 2/20/2051	773	681
Pool # CA9001, 3.50%, 2/20/2051	6,695	5,960
Pool # CB3226, 3.50%, 2/20/2051	670	599
Pool # CB4521, 3.50%, 2/20/2051	1,105	996
Pool # CB4522, 3.50%, 2/20/2051	821	754
Pool # CB4524, 4.00%, 2/20/2051	1,060	976
Pool # CA8994, 4.50%, 2/20/2051	1,108	1,057
Pool # CB4433, 3.00%, 3/20/2051	3,236	2,773
Pool # CB3240, 3.25%, 3/20/2051	916	803
Pool # CB3242, 3.50%, 3/20/2051	1,677	1,498
Pool # CB4538, 3.50%, 3/20/2051	985	881
Pool # CB3253, 3.25%, 4/20/2051	944	832
Pool # CB3254, 3.50%, 4/20/2051	1,520	1,359
Pool # CB3255, 3.50%, 4/20/2051	1,503	1,344
Pool # CB3256, 3.50%, 4/20/2051	2,501	2,234
Pool # CC9816, 3.00%, 5/20/2051	2,390	2,097
Pool # CD0432, 3.50%, 5/20/2051	1,816	1,624
Pool # CD0433, 3.50%, 5/20/2051	2,029	1,814
Pool # CD0434, 3.50%, 5/20/2051	2,072	1,851

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CC9825, 2.50%, 6/20/2051	1,554	1,293
Pool # CC9826, 2.50%, 6/20/2051	1,889	1,573
Pool # CC9831, 3.00%, 6/20/2051	1,527	1,330
Pool # CD0442, 3.50%, 6/20/2051	1,591	1,423
Pool # CD0443, 3.50%, 6/20/2051	1,334	1,193
Pool # CD0444, 3.50%, 6/20/2051	934	835
Pool # CC9835, 4.00%, 6/20/2051	866	798
Pool # CC9836, 4.00%, 6/20/2051	736	677
Pool # CC9837, 4.00%, 6/20/2051	973	892
Pool # CD0454, 3.50%, 7/20/2051	2,049	1,825
Pool # CE9918, 3.50%, 7/20/2051	1,778	1,590
Pool # CE9919, 3.50%, 7/20/2051	862	771
Pool # CE9920, 3.50%, 7/20/2051	904	811
Pool # CE9923, 4.00%, 7/20/2051	965	887
Pool # CE9932, 3.00%, 8/20/2051	1,837	1,610
Pool # CD0461, 3.50%, 8/20/2051	1,065	952
Pool # CE9935, 3.50%, 8/20/2051	897	803
Pool # CE9936, 3.50%, 8/20/2051	1,216	1,087
Pool # CE9937, 3.50%, 8/20/2051	604	543
Pool # CE9939, 4.00%, 8/20/2051	545	500
Pool # CD0469, 3.50%, 9/20/2051	1,710	1,532
Pool # CG4129, 3.50%, 9/20/2051	2,372	2,121
Pool # CG4130, 3.50%, 9/20/2051	2,614	2,329
Pool # CH0092, 3.50%, 9/20/2051	5,042	4,493
Pool # 786522, 3.50%, 10/20/2051	17,884	15,801
Pool # CD0476, 3.50%, 10/20/2051	1,065	953
Pool # CD0477, 3.50%, 10/20/2051	1,819	1,625
Pool # CH0834, 3.50%, 10/20/2051	691	618
Pool # CH0835, 3.50%, 10/20/2051	933	835
Pool # CH0836, 3.50%, 10/20/2051	1,185	1,060
Pool # CH0837, 3.50%, 10/20/2051	797	713
Pool # CH0838, 3.50%, 10/20/2051	913	813
Pool # CH1339, 3.50%, 10/20/2051	2,721	2,491
Pool # CH2907, 3.50%, 10/20/2051	4,051	3,671
Pool # CH0840, 4.00%, 10/20/2051	1,182	1,089
Pool # CH0841, 4.00%, 10/20/2051	1,410	1,293
Pool # CH0848, 3.00%, 11/20/2051	1,310	1,141
Pool # CH0849, 3.00%, 11/20/2051	2,369	2,064
Pool # CH0850, 3.00%, 11/20/2051	1,750	1,524
Pool # CH0851, 3.00%, 11/20/2051	1,315	1,146
Pool # CH0852, 3.00%, 11/20/2051	2,475	2,172
Pool # CI0076, 3.00%, 11/20/2051	918	800
Pool # 787205, 3.50%, 11/20/2051	13,837	12,391
Pool # CI0077, 3.50%, 11/20/2051	846	757
Pool # CI0078, 3.50%, 11/20/2051	1,695	1,515
Pool # CI9257, 3.50%, 11/20/2051	3,781	3,366
Pool # CH0860, 3.00%, 12/20/2051	678	591
Pool # CH0861, 3.00%, 12/20/2051	2,504	2,182

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CH0862, 3.00%, 12/20/2051	1,325	1,154
Pool # CH0864, 3.00%, 12/20/2051	1,230	1,071
Pool # CH0868, 3.50%, 12/20/2051	1,476	1,319
Pool # CH7863, 3.50%, 12/20/2051	2,209	1,977
Pool # CH0871, 4.00%, 12/20/2051	925	851
Pool # CI0090, 2.50%, 1/20/2052	1,037	867
Pool # CI0092, 3.00%, 1/20/2052	1,492	1,301
Pool # CJ3916, 3.00%, 1/20/2052	8,078	7,215
Pool # CK4908, 3.00%, 1/20/2052	2,890	2,519
Pool # CK4909, 3.00%, 1/20/2052	1,925	1,678
Pool # CK4916, 3.00%, 1/20/2052	3,811	3,322
Pool # CI0093, 3.50%, 1/20/2052	1,063	950
Pool # CI0094, 3.50%, 1/20/2052	2,346	2,088
Pool # CK1583, 3.50%, 1/20/2052	3,310	2,960
Pool # CK4918, 3.50%, 1/20/2052	1,400	1,252
Pool # CK7137, 4.00%, 1/20/2052	7,540	6,817
Pool # CK2667, 3.00%, 2/20/2052	5,364	4,674
Pool # CM2170, 3.00%, 3/20/2052	8,430	7,333
Pool # CI0110, 3.50%, 3/20/2052	1,253	1,116
Pool # CL1777, 3.50%, 3/20/2052	2,589	2,325
Pool # CL1778, 3.50%, 3/20/2052	1,400	1,251
Pool # CL1827, 3.50%, 3/20/2052	5,782	5,170
Pool # CL1828, 3.50%, 3/20/2052	6,481	5,791
Pool # CL1829, 3.50%, 3/20/2052	3,221	2,868
Pool # CM1692, 3.50%, 3/20/2052	5,163	4,533
Pool # CM2218, 3.50%, 3/20/2052	1,775	1,587
Pool # CM2221, 3.50%, 3/20/2052	4,693	4,222
Pool # CI0111, 4.00%, 3/20/2052	1,212	1,110
Pool # CN3435, 4.50%, 4/20/2052	947	897
Pool # CN3436, 4.50%, 4/20/2052	5,096	4,816
Pool # CO4826, 5.00%, 6/20/2052	4,485	4,360
Pool # CO5339, 5.00%, 6/20/2052	4,180	4,066
Pool # MA8343, 2.50%, 10/20/2052	12,685	10,635
Pool # MA8423, 2.50%, 11/20/2052	11,431	9,587
Pool # MA8564, 2.50%, 1/20/2053	42,461	35,590
Pool # CQ8079, 5.50%, 1/20/2053	1,947	1,956
Pool # CS4546, 5.00%, 2/20/2053	1,908	1,863
Pool # CR2499, 5.50%, 2/20/2053	2,826	2,822
Pool # CS4547, 5.50%, 2/20/2053	805	808
Pool # MA8720, 2.50%, 3/20/2053	1,192	1,000
Pool # MA8721, 3.00%, 3/20/2053	12,774	11,156
Pool # CS4560, 5.50%, 3/20/2053	2,442	2,450
Pool # CS4561, 6.00%, 3/20/2053	775	793
Pool # MA8795, 2.50%, 4/20/2053	1,942	1,630
Pool # 786842, 4.00%, 4/20/2053	15,450	14,000
Pool # CM6940, 5.50%, 4/20/2053	3,743	3,728
Pool # CS4573, 5.50%, 4/20/2053	862	865
Pool # CT3981, 5.50%, 4/20/2053	979	988

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CT3982, 5.50%, 4/20/2053	887	894
Pool # CT3983, 5.50%, 4/20/2053	1,139	1,134
Pool # MA8873, 2.50%, 5/20/2053	20,121	16,865
Pool # CS4586, 5.50%, 5/20/2053	2,230	2,237
Pool # CU6671, 5.50%, 6/20/2053	2,544	2,553
Pool # MA9011, 2.50%, 7/20/2053	9,584	8,036
Pool # CU6685, 5.50%, 7/20/2053	1,622	1,627
Pool # CV6856, 5.50%, 7/20/2053	1,212	1,207
Pool # CU6686, 6.00%, 7/20/2053	1,843	1,885
Pool # CU6687, 6.50%, 7/20/2053	3,046	3,157
Pool # CV0173, 6.50%, 7/20/2053	1,713	1,796
Pool # MA9102, 3.50%, 8/20/2053 (b)	8,773	7,833
Pool # CU6696, 6.00%, 8/20/2053	1,185	1,211
Pool # CU6697, 6.50%, 8/20/2053	2,136	2,214
Pool # CU6708, 5.50%, 9/20/2053	1,437	1,441
Pool # MA9299, 2.50%, 10/20/2053	4,183	3,508
Pool # MA9419, 3.50%, 1/20/2054 (b)	3,347	2,979
Pool # MA9483, 3.00%, 2/20/2054 (b)	13,146	11,515
Pool # MA9484, 3.50%, 2/20/2054 (b)	2,779	2,474
Pool # CX5712, 6.50%, 2/20/2054	3,482	3,634
Pool # CX5713, 7.00%, 2/20/2054	4,260	4,500
Pool # DC4164, 4.50%, 5/20/2054	9,160	8,550
Pool # MA9719, 2.50%, 6/20/2054	3,751	3,146
Pool # DA2547, 6.50%, 7/20/2054	1,036	1,079
Pool # DD0108, 6.50%, 7/20/2054	4,276	4,464
Pool # DA2550, 7.00%, 7/20/2054	1,995	2,070
Pool # DD0109, 7.00%, 7/20/2054	1,271	1,343
Pool # DD0096, 6.50%, 8/20/2054	3,914	4,086
Pool # DD0094, 7.00%, 8/20/2054	4,469	4,721
Pool # DE2909, 6.00%, 9/20/2054	1,461	1,500
Pool # DD0079, 7.00%, 9/20/2054	3,477	3,672
Pool # DD0080, 7.50%, 9/20/2054	2,465	2,621
Pool # DC3332, 6.50%, 11/20/2054 (b)	3,393	3,530
Pool # DF2930, 7.50%, 12/20/2054	3,530	3,753
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	515	503
Pool # AH5895, 4.00%, 6/20/2034	181	177
Pool # 4285, 6.00%, 11/20/2038	14	15
Pool # BO1377, 3.75%, 2/20/2040	722	690
Pool # BO1378, 4.00%, 1/20/2041	1,088	1,049
Pool # CD7341, 3.50%, 7/20/2047	3,322	2,944
Pool # BS0536, 3.00%, 3/20/2048	2,272	1,969
Pool # BS0538, 4.00%, 12/20/2048	387	355
Pool # BS0539, 4.50%, 1/20/2049	268	253
Pool # MA6145, 3.50%, 9/20/2049	360	315
Pool # CE3912, 5.00%, 9/20/2049	4,168	4,054
Pool # BS0537, 3.50%, 12/20/2049	720	638
Pool # CI8475, 5.00%, 5/20/2050	5,084	4,963

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CX4040, 5.00%, 7/20/2063	621	598
Pool # CX7714, 5.00%, 9/20/2063	234	225
Pool # CX4106, 5.00%, 10/20/2063	172	165
Pool # CX4111, 5.00%, 10/20/2063	187	180
Pool # CX7719, 5.00%, 10/20/2063	1,007	969
Pool # CY0098, 5.00%, 10/20/2063	1,485	1,429
Pool # CY0134, 5.00%, 10/20/2063	1,557	1,498
Pool # 787496, 6.00%, 7/20/2064	6,420	6,454
Pool # 785863, 3.10%, 12/20/2071 (a)	12,182	10,879
Pool # CL8137, 3.17%, 3/20/2072 (a)	3,137	2,800
Pool # 786556, 4.64%, 1/20/2073 (a)	7,414	7,269
Total Mortgage-Backed Securities (Cost $3,815,198)		3,588,073
Collateralized Mortgage Obligations — 13.2%
Ajax Mortgage Loan Trust Series 2022-A, Class A1, 3.50%, 10/25/2061 (c) (d)	1,887	1,818
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	272	277
Series 2005-1CB, Class 1A6, IF, IO, 2.66%, 3/25/2035 (a)	167	18
Series 2005-22T1, Class A2, IF, IO, 0.63%, 6/25/2035 (a)	1,246	75
Series 2005-20CB, Class 3A8, IF, IO, 0.31%, 7/25/2035 (a)	1,096	45
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	50	19
Series 2005-37T1, Class A2, IF, IO, 0.61%, 9/25/2035 (a)	2,263	135
Series 2005-54CB, Class 1A2, IF, IO, 0.41%, 11/25/2035 (a)	1,018	46
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	171	130
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	6	4
Series 2005-57CB, Class 3A2, IF, IO, 0.66%, 12/25/2035 (a)	140	9
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	93	82
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	180	102
Series 2006-7CB, Class 1A2, IF, IO, 0.86%, 5/25/2036 (a)	6,859	596
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	294	144
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (c)	1	1
Anchor Mortgage Trust, 8.23%, 3/25/2031 ‡ (a)	12,000	12,170
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (c)	28	8
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	24	17
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	43	42
Series 2005-1, Class 30, IO, 5.50%, 2/25/2035	51	7
Series 2005-4, Class 30, PO, 8/25/2035	20	14
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	69	61
Series 2005-7, Class 30, PO, 11/25/2035	6	6
Series 2005-8, Class 30, PO, 1/25/2036	27	17
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 7.00%, 4/25/2033 (a)	9	9
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 6.87%, 7/25/2033 (a)	37	36
Series 2003-7, Class 3A, 7.04%, 10/25/2033 (a)	10	10
Series 2004-1, Class 12A1, 5.34%, 4/25/2034 (a)	93	83
Series 2004-2, Class 14A, 4.53%, 5/25/2034 (a)	37	34

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-1, Class A1, 6.53%, 2/25/2036 (a)	117	111
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (d)	51	57
Brean Asset-Backed Securities Trust
Series 2024-RM8, Class A1, 4.50%, 5/25/2064 ‡ (c)	5,278	5,139
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (c)	6,476	6,343
Series 2025-RM11, Class A1, 4.75%, 5/25/2065 ‡ (a) (c)	7,495	7,199
Cascade Funding Mortgage Trust Series 2025-HB16, Class M1, 3.00%, 3/25/2035 ‡ (a) (c)	3,300	3,127
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033	3	2
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 ‡ (c) (d)	11,540	11,621
CFMT LLC
Series 2024-HB14, Class M1, 3.00%, 6/25/2034 ‡ (a) (c)	5,430	5,164
Series 2024-HB14, Class M2, 3.00%, 6/25/2034 ‡ (a) (c)	3,735	3,517
Series 2024-HB15, Class M2, 4.00%, 8/25/2034 ‡ (a) (c)	1,915	1,828
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 6.67%, 6/25/2035 (a)	65	64
Series 2007-A1, Class 9A1, 6.47%, 2/25/2037 (a)	60	59
Series 2007-A1, Class 2A1, 6.49%, 2/25/2037 (a)	16	16
Series 2007-A1, Class 1A3, 6.63%, 2/25/2037 (a)	159	158
Series 2007-A1, Class 7A1, 7.29%, 2/25/2037 (a)	3	3
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034	5	4
Series 2004-3, Class A26, 5.50%, 4/25/2034	56	56
Series 2004-HYB1, Class 2A, 5.26%, 5/20/2034 (a)	27	25
Series 2004-HYB3, Class 2A, 4.47%, 6/20/2034 (a)	91	85
Series 2004-7, Class 2A1, 5.42%, 6/25/2034 (a)	22	20
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	137	140
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	116	115
Series 2004-HYB6, Class A3, 5.93%, 11/20/2034 (a)	84	81
Series 2005-16, Class A23, 5.50%, 9/25/2035	51	31
Series 2005-22, Class 2A1, 5.20%, 11/25/2035 (a)	271	223
Series 2007-4, Class 1A52, IF, IO, 0.96%, 5/25/2037 (a)	1,328	102
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	—	—
Series 2003-HYB1, Class A, 7.74%, 9/25/2033 (a)	25	25
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 6.55%, 9/25/2033 (a) (c)	37	37
Series 2004-UST1, Class A3, 6.91%, 8/25/2034 (a)	28	27
Series 2004-UST1, Class A6, 7.35%, 8/25/2034 (a)	11	11
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (c)	179	174
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class W2, PO, 6/25/2031	—	—
Series 2003-1, Class WA2, 6.50%, 6/25/2031	—	—
Series 2003-1, Class 3, PO, 9/25/2033	9	6
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	8	8
Series 2005-1, Class 2A1A, 3.47%, 2/25/2035 (a)	78	68
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	102	101
Series 2005-5, Class 1A2, 4.45%, 8/25/2035 (a)	214	179

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.68%, 2/25/2033 (a)	208	212
Series 2003-AR15, Class 3A1, 7.15%, 6/25/2033 (a)	47	49
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	39	39
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	65	65
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	22	23
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	63	64
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	116	117
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 (a)	317	48
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	240	36
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.40%, 2/25/2020 (a)	11	11
FARM Mortgage Trust Series 2023-1, Class A, 2.63%, 1/25/2052 (a) (c)	8,060	6,654
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	10,454	9,547
Series 2017-4, Class M60C, 3.50%, 6/25/2057	14,140	12,882
Series 2017-4, Class MT, 3.50%, 6/25/2057	2,147	1,910
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (a)	7,076	6,571
Series 2018-2, Class M55D, 4.00%, 11/25/2057	8,669	8,099
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,198	1,945
Series 2019-1, Class M55D, 4.00%, 7/25/2058	2,503	2,326
Series 2019-3, Class M55D, 4.00%, 10/25/2058	5,279	4,923
Series 2019-4, Class M55D, 4.00%, 2/25/2059	2,010	1,861
Series 2020-1, Class MT, 2.50%, 8/25/2059	3,592	2,899
Series 2020-1, Class M55G, 3.00%, 8/25/2059	3,404	3,042
Series 2020-2, Class MB, 2.00%, 11/25/2059	3,840	2,573
Series 2020-3, Class MTU, 2.50%, 5/25/2060	11,445	9,279
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	5,310	4,720
Series 2021-3, Class MBU, 2.50%, 3/25/2061	2,050	1,311
Series 2022-1, Class MBU, 3.25%, 11/25/2061	10,150	7,168
Series 2022-1, Class MTU, 3.25%, 11/25/2061	7,897	6,728
Series 2023-1, Class MT, 3.00%, 10/25/2062	13,459	11,177
Series 2024-1, Class MT, 3.00%, 11/25/2063	12,526	10,449
Series 2024-2, Class MT, 3.50%, 5/25/2064	11,035	9,484
FHLMC, REMIC
Series 3022, Class SX, IF, 5.76%, 8/15/2025 (a)	—	—
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—
Series 1899, Class ZE, 8.00%, 9/15/2026	2	2
Series 1963, Class Z, 7.50%, 1/15/2027	2	2
Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	—	—
Series 1985, Class PR, IO, 8.00%, 7/15/2027	1	—
Series 2065, Class PX, IO, 0.75%, 8/17/2027	19	—
Series 1987, Class PE, 7.50%, 9/15/2027	2	2
Series 2038, Class PN, IO, 7.00%, 3/15/2028	1	—
Series 2042, Class T, 7.00%, 3/15/2028	1	1
Series 2040, Class PE, 7.50%, 3/15/2028	6	6
Series 2060, Class Z, 6.50%, 5/15/2028	2	2

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2061, Class DC, IO, 6.50%, 6/15/2028	7	—
Series 2075, Class PH, 6.50%, 8/15/2028	19	20
Series 2086, Class GB, 6.00%, 9/15/2028	2	2
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	2	—
Series 2111, Class SB, IF, IO, 3.05%, 1/15/2029 (a)	10	—
Series 2110, Class PG, 6.00%, 1/15/2029	13	13
Series 2125, Class JZ, 6.00%, 2/15/2029	6	6
Series 2130, Class QS, 6.00%, 3/15/2029	4	4
Series 2132, Class ZL, 6.50%, 3/15/2029	3	3
Series 2132, Class SB, IF, 11.20%, 3/15/2029 (a)	2	2
Series 2141, IO, 7.00%, 4/15/2029	—	—
Series 2303, Class ZN, 8.50%, 4/15/2029	33	34
Series 2163, Class PC, IO, 7.50%, 6/15/2029	1	—
Series 2178, Class PB, 7.00%, 8/15/2029	3	3
Series 2201, Class C, 8.00%, 11/15/2029	3	3
Series 2204, Class GB, 8.00%, 12/20/2029 (a)	1	—
Series 2209, Class TC, 8.00%, 1/15/2030	19	20
Series 2210, Class Z, 8.00%, 1/15/2030	13	14
Series 2224, Class CB, 8.00%, 3/15/2030	4	5
Series 2247, Class Z, 7.50%, 8/15/2030	4	4
Series 2256, Class MC, 7.25%, 9/15/2030	10	11
Series 2254, Class Z, 9.00%, 9/15/2030	35	38
Series 2259, Class ZM, 7.00%, 10/15/2030	20	21
Series 2271, Class PC, 7.25%, 12/15/2030	21	22
Series 2296, Class PD, 7.00%, 3/15/2031	8	8
Series 2303, Class ZD, 7.00%, 4/15/2031	107	112
Series 2359, Class ZB, 8.50%, 6/15/2031	15	16
Series 2388, Class UZ, 8.50%, 6/15/2031	5	6
Series 2344, Class ZD, 6.50%, 8/15/2031	45	47
Series 2344, Class ZJ, 6.50%, 8/15/2031	7	7
Series 2345, Class NE, 6.50%, 8/15/2031	4	4
Series 2372, Class F, 4.95%, 10/15/2031 (a)	2	2
Series 2367, Class ZK, 6.00%, 10/15/2031	46	48
Series 2368, Class AS, IF, 9.37%, 10/15/2031 (a)	2	2
Series 2383, Class FD, 4.95%, 11/15/2031 (a)	2	2
Series 2399, Class TH, 6.50%, 1/15/2032	52	54
Series 2494, Class SX, IF, IO, 2.55%, 2/15/2032 (a)	139	10
Series 2410, Class QX, IF, IO, 4.20%, 2/15/2032 (a)	7	1
Series 2410, Class QS, IF, 7.94%, 2/15/2032 (a)	13	14
Series 2433, Class SA, IF, 9.37%, 2/15/2032 (a)	29	33
Series 2444, Class ES, IF, IO, 3.50%, 3/15/2032 (a)	10	1
Series 2450, Class SW, IF, IO, 3.55%, 3/15/2032 (a)	12	1
Series 2431, Class F, 4.95%, 3/15/2032 (a)	60	60
Series 2464, Class FE, 5.45%, 3/15/2032 (a)	40	41
Series 2423, Class MC, 7.00%, 3/15/2032	13	14
Series 2423, Class MT, 7.00%, 3/15/2032	14	15
Series 2434, Class TC, 7.00%, 4/15/2032	18	19
Series 2436, Class MC, 7.00%, 4/15/2032	15	15

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2450, Class GZ, 7.00%, 5/15/2032	16	17
Series 3393, Class JO, PO, 9/15/2032	52	47
Series 2513, Class ZC, 5.50%, 10/15/2032	39	40
Series 2517, Class Z, 5.50%, 10/15/2032	16	17
Series 2835, Class QO, PO, 12/15/2032	16	14
Series 2557, Class HL, 5.30%, 1/15/2033	157	157
Series 2552, Class FP, 5.45%, 1/15/2033 (a)	178	180
Series 2586, Class WI, IO, 6.50%, 3/15/2033	42	6
Series 2611, Class SQ, IF, 4.11%, 5/15/2033 (a)	14	13
Series 2631, Class SA, IF, 6.70%, 6/15/2033 (a)	8	8
Series 2692, Class SC, IF, 4.39%, 7/15/2033 (a)	35	36
Series 2671, Class S, IF, 6.61%, 9/15/2033 (a)	12	13
Series 2722, Class PF, 5.05%, 12/15/2033 (a)	319	319
Series 2763, Class ZA, 6.00%, 3/15/2034	1,234	1,285
Series 2779, Class ZC, 6.00%, 4/15/2034	783	817
Series 2802, Class ZY, 6.00%, 5/15/2034	207	216
Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	386	386
Series 3611, PO, 7/15/2034	71	62
Series 3305, Class MB, IF, 6.93%, 7/15/2034 (a)	25	25
Series 2990, Class WP, IF, 5.56%, 6/15/2035 (a)	—	—
Series 3035, Class Z, 5.85%, 9/15/2035	400	415
Series 3117, Class EO, PO, 2/15/2036	45	39
Series 3117, Class OG, PO, 2/15/2036	24	21
Series 3117, Class OK, PO, 2/15/2036	48	41
Series 3143, Class BC, 5.50%, 2/15/2036	90	93
Series 3122, Class OH, PO, 3/15/2036	4	4
Series 3134, PO, 3/15/2036	7	5
Series 3152, Class MO, PO, 3/15/2036	86	75
Series 3122, Class ZB, 6.00%, 3/15/2036	34	36
Series 3138, PO, 4/15/2036	29	25
Series 3607, Class AO, PO, 4/15/2036	61	52
Series 3607, Class BO, PO, 4/15/2036	61	53
Series 3137, Class XP, 6.00%, 4/15/2036	297	312
Series 3219, Class DI, IO, 6.00%, 4/15/2036	39	7
Series 3149, Class SO, PO, 5/15/2036	32	25
Series 3151, PO, 5/15/2036	86	72
Series 3153, Class EO, PO, 5/15/2036	41	35
Series 3604, PO, 5/15/2036	64	53
Series 3171, Class MO, PO, 6/15/2036	24	22
Series 3179, Class OA, PO, 7/15/2036	33	28
Series 3194, Class SA, IF, IO, 2.65%, 7/15/2036 (a)	23	2
Series 3200, PO, 8/15/2036	60	51
Series 3232, Class ST, IF, IO, 2.25%, 10/15/2036 (a)	78	6
Series 3237, Class AO, PO, 11/15/2036	42	35
Series 3704, Class DT, 7.50%, 11/15/2036	332	355
Series 3704, Class ET, 7.50%, 12/15/2036	254	278
Series 3260, Class CS, IF, IO, 1.69%, 1/15/2037 (a)	44	4
Series 3262, Class SG, IF, IO, 1.95%, 1/15/2037 (a)	10	1

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3274, Class JO, PO, 2/15/2037	15	13
Series 3274, Class MO, PO, 2/15/2037	23	20
Series 3275, Class FL, 4.89%, 2/15/2037 (a)	11	11
Series 3290, Class SB, IF, IO, 2.00%, 3/15/2037 (a)	142	11
Series 3288, Class GS, IF, 6.08%, 3/15/2037 (a)	7	7
Series 3373, Class TO, PO, 4/15/2037	52	44
Series 3316, Class JO, PO, 5/15/2037	7	6
Series 3607, PO, 5/15/2037	163	134
Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	299	310
Series 3371, Class FA, 5.05%, 9/15/2037 (a)	20	20
Series 3385, Class SN, IF, IO, 1.55%, 11/15/2037 (a)	37	2
Series 3387, Class SA, IF, IO, 1.97%, 11/15/2037 (a)	94	7
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	257	3
Series 3404, Class SC, IF, IO, 1.55%, 1/15/2038 (a)	120	10
Series 3451, Class SA, IF, IO, 1.60%, 5/15/2038 (a)	8	—
Series 3537, Class MI, IO, 5.00%, 6/15/2038	165	19
Series 3461, Class LZ, 6.00%, 6/15/2038	51	53
Series 3481, Class SJ, IF, IO, 1.40%, 8/15/2038 (a)	139	12
Series 3895, Class WA, 5.62%, 10/15/2038 (a)	76	79
Series 3511, Class SA, IF, IO, 1.55%, 2/15/2039 (a)	37	3
Series 3546, Class A, 6.83%, 2/15/2039 (a)	19	19
Series 3531, Class SA, IF, IO, 1.85%, 5/15/2039 (a)	128	11
Series 3549, Class FA, 5.65%, 7/15/2039 (a)	9	9
Series 4580, Class PT, 6.68%, 8/15/2039 (a)	348	358
Series 3572, Class JS, IF, IO, 2.35%, 9/15/2039 (a)	66	4
Series 3621, PO, 1/15/2040	119	97
Series 3621, Class BO, PO, 1/15/2040	81	69
Series 3623, Class LO, PO, 1/15/2040	96	79
Series 3632, Class BS, IF, 2.68%, 2/15/2040 (a)	271	262
Series 3714, Class IP, IO, 5.00%, 8/15/2040	171	8
Series 3740, Class SC, IF, IO, 1.55%, 10/15/2040 (a)	187	19
Series 3747, Class PY, 4.00%, 10/15/2040	799	777
Series 3747, Class CY, 4.50%, 10/15/2040	1,195	1,187
Series 3753, PO, 11/15/2040	564	441
Series 3770, Class PY, 5.00%, 12/15/2040	1,655	1,685
Series 3860, Class PZ, 5.00%, 5/15/2041	2,457	2,460
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	36	34
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	62	62
Series 3966, Class NA, 4.00%, 12/15/2041	579	562
Series 4015, Class MY, 3.50%, 3/15/2042	770	724
Series 4136, Class HS, IF, 3.45%, 11/15/2042 (a)	352	216
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000	887
Series 4274, Class EM, 4.00%, 11/15/2043	1,000	879
Series 4280, Class EO, PO, 12/15/2043	394	296
Series 4281, Class OB, PO, 12/15/2043	395	299
Series 4377, Class JP, 3.00%, 8/15/2044	1,776	1,670
Series 4456, Class SA, IF, IO, 1.70%, 3/15/2045 (a)	2,612	281
Series 4480, Class SE, IF, IO, 1.73%, 6/15/2045 (a)	2,647	333

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4888, Class AZ, 4.00%, 12/15/2048	3,396	3,179
Series 4848, Class QY, 4.50%, 12/15/2048	620	584
Series 4903, Class SN, IF, IO, 1.66%, 8/25/2049 (a)	7,420	797
Series 4936, Class YZ, 2.50%, 12/25/2049	2,065	1,703
Series 4982, Class JA, 1.50%, 3/25/2050	5,705	4,494
Series 5028, Class JG, 1.50%, 8/25/2050	6,301	4,952
Series 5036, Class NA, 0.50%, 11/25/2050	7,244	4,922
Series 5048, Class TI, IO, 3.00%, 11/25/2050	16,002	2,627
Series 5054, Class DZ, 2.00%, 12/25/2050	14,511	6,928
Series 5156, Class DC, 2.00%, 9/25/2051	15,467	13,413
Series 5190, Class PH, 2.50%, 2/25/2052	3,310	3,012
Series 5250, PO, 8/25/2052	10,021	3,466
Series 5438, PO, 9/25/2053	6,578	5,295
Series 5337, Class SB, IF, 5.85%, 9/25/2053 (a)	4,975	4,938
Series 5358, Class SB, IF, 6.23%, 11/25/2053 (a)	4,110	4,135
Series 4862, Class NO, PO, 8/15/2057	14,850	9,217
FHLMC, STRIPS
Series 191, IO, 8.00%, 1/1/2028	63	4
Series 197, PO, 4/1/2028	32	30
Series 233, Class 11, IO, 5.00%, 9/15/2035	91	15
Series 233, Class 12, IO, 5.00%, 9/15/2035	53	7
Series 233, Class 13, IO, 5.00%, 9/15/2035	122	18
Series 239, Class S30, IF, IO, 3.25%, 8/15/2036 (a)	180	22
Series 262, Class 35, 3.50%, 7/15/2042	5,005	4,655
Series 299, Class 300, 3.00%, 1/15/2043	185	168
Series 310, PO, 9/15/2043	699	529
Series 406, PO, 10/25/2053	7,316	5,905
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.46%, 7/25/2032 (a)	107	97
Series T-76, Class 2A, 2.34%, 10/25/2037 (a)	1,323	1,184
Series T-42, Class A5, 7.50%, 2/25/2042	379	400
Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	37	38
Series T-54, Class 2A, 6.50%, 2/25/2043	803	797
Series T-54, Class 3A, 7.00%, 2/25/2043	370	379
Series T-56, Class A5, 5.23%, 5/25/2043	631	595
Series T-58, Class A, PO, 9/25/2043	41	28
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	32	32
Series T-59, Class 1AP, PO, 10/25/2043	39	19
Series T-62, Class 1A1, 5.70%, 10/25/2044 (a)	402	367
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 5.23%, 10/25/2034 (a)	63	62
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	128	59
Series 2007-FA4, Class 1A2, IF, IO, 1.21%, 8/25/2037 (a)	2,431	187
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	1,586	1,597
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	111	116
Series 2003-W8, Class 3F1, 4.84%, 5/25/2042 (a)	71	71
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	108	112

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	61	63
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	60	62
Series 2005-W3, Class 2AF, 4.66%, 3/25/2045 (a)	139	138
Series 2005-W4, Class 3A, 5.17%, 6/25/2045 (a)	267	272
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	48	49
Series 2006-W2, Class 1AF1, 4.66%, 2/25/2046 (a)	70	69
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	189	199
Series 2001-T12, Class A1, 6.50%, 8/25/2041	1,740	1,755
Series 2001-T12, Class A2, 7.50%, 8/25/2041	90	91
Series 2001-T10, PO, 12/25/2041	6	5
Series 2002-T4, Class A2, 7.00%, 12/25/2041	71	74
Series 2002-T4, Class A3, 7.50%, 12/25/2041	168	177
Series 2002-T16, Class A2, 7.00%, 7/25/2042	70	73
Series 2002-T19, Class A2, 7.00%, 7/25/2042	161	170
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	110	113
Series 2004-T3, Class PT1, 9.33%, 1/25/2044 (a)	85	90
FNMA, REMIC
Series 2006-72, Class HO, PO, 8/25/2026	3	3
Series 2006-94, Class GI, IF, IO, 2.21%, 10/25/2026 (a)	38	—
Series 2006-94, Class GK, IF, 11.07%, 10/25/2026 (a)	2	2
Series G97-2, Class ZA, 8.50%, 2/17/2027	3	3
Series 1997-27, Class J, 7.50%, 4/18/2027	—	—
Series 1997-24, Class Z, 8.00%, 4/18/2027	—	—
Series 1997-46, Class Z, 7.50%, 6/17/2027	16	16
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	1	—
Series 1998-30, Class ZA, 6.50%, 5/20/2028	49	50
Series 1998-36, Class ZB, 6.00%, 7/18/2028	6	6
Series 2002-7, Class FD, 5.14%, 4/25/2029 (a)	16	16
Series 1999-62, Class PB, 7.50%, 12/18/2029	4	4
Series 2000-52, IO, 8.50%, 1/25/2031	2	—
Series 2002-60, Class FA, 5.19%, 2/25/2031 (a)	51	51
Series 2002-60, Class FB, 5.19%, 2/25/2031 (a)	51	51
Series 2001-4, Class ZA, 6.50%, 3/25/2031	61	62
Series 2001-7, Class PF, 7.00%, 3/25/2031	3	3
Series 2002-50, Class ZA, 6.00%, 5/25/2031	96	98
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	10	1
Series 2001-49, Class LZ, 8.50%, 7/25/2031	17	18
Series 2001-38, Class FB, 4.94%, 8/25/2031 (a)	5	5
Series 2001-36, Class DE, 7.00%, 8/25/2031	15	16
Series 2001-44, Class PD, 7.00%, 9/25/2031	4	5
Series 2001-44, Class PU, 7.00%, 9/25/2031	14	14
Series 2001-53, Class FX, 4.79%, 10/25/2031 (a)	74	74
Series 2003-52, Class SX, IF, 9.64%, 10/25/2031 (a)	4	4
Series 2001-61, Class Z, 7.00%, 11/25/2031	41	42
Series 2001-72, Class SX, IF, 7.13%, 12/25/2031 (a)	2	3
Series 2002-1, Class SA, IF, 10.77%, 2/25/2032 (a)	3	3
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	30	1

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	2	2
Series 2002-30, Class Z, 6.00%, 5/25/2032	65	67
Series 2002-37, Class Z, 6.50%, 6/25/2032	5	5
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	64	4
Series 2004-61, Class FH, 5.24%, 11/25/2032 (a)	375	377
Series 2011-39, Class ZA, 6.00%, 11/25/2032	456	472
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	15	16
Series 2004-59, Class BG, PO, 12/25/2032	22	20
Series 2002-77, Class S, IF, 6.35%, 12/25/2032 (a)	11	11
Series 2003-2, Class F, 5.19%, 2/25/2033 (a)	159	160
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	35	1
Series 2003-22, Class UD, 4.00%, 4/25/2033	144	142
Series 2003-39, IO, 6.00%, 5/25/2033 (a)	7	1
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	155	22
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	208	26
Series 2003-132, Class OA, PO, 8/25/2033	1	1
Series 2003-74, Class SH, IF, 2.18%, 8/25/2033 (a)	15	13
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	7	—
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	88	11
Series 2003-91, Class SD, IF, 5.11%, 9/25/2033 (a)	11	11
Series 2003-86, Class ZA, 5.50%, 9/25/2033	90	92
Series 2003-105, Class AZ, 5.50%, 10/25/2033	446	459
Series 2003-116, Class SB, IF, IO, 3.16%, 11/25/2033 (a)	74	6
Series 2006-44, Class P, PO, 12/25/2033	185	160
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	491	510
Series 2003-130, Class SX, IF, 4.87%, 1/25/2034 (a)	2	2
Series 2004-87, Class F, 5.19%, 1/25/2034 (a)	66	66
Series 2004-46, Class EP, PO, 3/25/2034	10	10
Series 2004-28, Class PF, 4.84%, 3/25/2034 (a)	26	26
Series 2004-17, Class H, 5.50%, 4/25/2034	146	151
Series 2004-25, Class SA, IF, 7.32%, 4/25/2034 (a)	21	23
Series 2004-46, Class SK, IF, 4.30%, 5/25/2034 (a)	8	9
Series 2004-46, Class QB, IF, 6.25%, 5/25/2034 (a)	23	24
Series 2004-36, Class SA, IF, 7.32%, 5/25/2034 (a)	47	52
Series 2004-51, Class SY, IF, 5.37%, 7/25/2034 (a)	7	7
Series 2004-50, Class VZ, 5.50%, 7/25/2034	685	706
Series 2014-44, Class B, 2.50%, 8/25/2034	616	580
Series 2005-7, Class LO, PO, 2/25/2035	140	130
Series 2005-15, Class MO, PO, 3/25/2035	59	50
Series 2005-13, Class FL, 4.84%, 3/25/2035 (a)	35	35
Series 2005-56, Class S, IF, IO, 2.27%, 7/25/2035 (a)	105	8
Series 2005-66, Class SV, IF, IO, 2.31%, 7/25/2035 (a)	53	3
Series 2005-103, Class SC, IF, 2.94%, 7/25/2035 (a)	124	116
Series 2005-66, Class SG, IF, 6.28%, 7/25/2035 (a)	43	46
Series 2005-68, Class PG, 5.50%, 8/25/2035	79	79
Series 2005-73, Class PS, IF, 5.61%, 8/25/2035 (a)	21	21
Series 2005-90, Class AO, PO, 10/25/2035	6	5
Series 2010-39, Class OT, PO, 10/25/2035	52	45

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-84, Class XM, 5.75%, 10/25/2035	35	36
Series 2005-90, Class ES, IF, 5.78%, 10/25/2035 (a)	72	75
Series 2005-106, Class US, IF, 8.30%, 11/25/2035 (a)	29	30
Series 2006-8, Class WQ, PO, 3/25/2036	185	152
Series 2006-8, Class WN, IF, IO, 2.26%, 3/25/2036 (a)	677	62
Series 2006-16, Class HZ, 5.50%, 3/25/2036	46	47
Series 2006-23, Class KO, PO, 4/25/2036	16	15
Series 2006-27, Class OH, PO, 4/25/2036	31	27
Series 2006-44, Class GO, PO, 6/25/2036	71	62
Series 2006-50, Class JO, PO, 6/25/2036	39	33
Series 2006-50, Class PS, PO, 6/25/2036	59	53
Series 2006-53, Class US, IF, IO, 2.14%, 6/25/2036 (a)	106	8
Series 2006-58, PO, 7/25/2036	72	62
Series 2006-58, Class AP, PO, 7/25/2036	27	22
Series 2006-65, Class QO, PO, 7/25/2036	29	24
Series 2006-56, Class FT, 5.19%, 7/25/2036 (a)	243	246
Series 2006-63, Class ZH, 6.50%, 7/25/2036	91	96
Series 2006-72, Class GO, PO, 8/25/2036	46	40
Series 2006-72, Class TO, PO, 8/25/2036	28	23
Series 2006-79, Class DO, PO, 8/25/2036	44	37
Series 2007-7, Class SG, IF, IO, 2.06%, 8/25/2036 (a)	254	28
Series 2006-77, Class PC, 6.50%, 8/25/2036	133	137
Series 2006-78, Class BZ, 6.50%, 8/25/2036	55	58
Series 2006-86, Class OB, PO, 9/25/2036	64	54
Series 2006-90, Class AO, PO, 9/25/2036	32	29
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	340	60
Series 2006-110, PO, 11/25/2036	34	29
Series 2006-111, Class EO, PO, 11/25/2036	24	19
Series 2006-105, Class ME, 5.50%, 11/25/2036	341	353
Series 2006-115, Class OK, PO, 12/25/2036	71	57
Series 2006-119, PO, 12/25/2036	27	24
Series 2006-117, Class GS, IF, IO, 2.21%, 12/25/2036 (a)	82	8
Series 2006-118, Class A2, 4.53%, 12/25/2036 (a)	42	41
Series 2006-120, Class PF, 4.69%, 12/25/2036 (a)	25	25
Series 2006-120, IO, 6.50%, 12/25/2036	129	19
Series 2015-91, Class AC, 7.50%, 12/25/2036	1,041	1,091
Series 2006-126, Class AO, PO, 1/25/2037	128	109
Series 2007-1, Class SD, IF, 12.38%, 2/25/2037 (a)	33	52
Series 2007-14, Class OP, PO, 3/25/2037	45	39
Series 2007-22, Class SC, IF, IO, 1.64%, 3/25/2037 (a)	16	—
Series 2007-14, Class ES, IF, IO, 2.00%, 3/25/2037 (a)	1,521	151
Series 2009-63, Class P, 5.00%, 3/25/2037	7	7
Series 2007-16, Class FC, 5.19%, 3/25/2037 (a)	17	17
Series 2007-18, Class MZ, 6.00%, 3/25/2037	152	159
Series 2007-39, Class EF, 4.69%, 5/25/2037 (a)	15	15
Series 2007-46, Class ZK, 5.50%, 5/25/2037	60	62
Series 2007-54, Class WI, IF, IO, 1.66%, 6/25/2037 (a)	147	13
Series 2007-72, Class EK, IF, IO, 1.96%, 7/25/2037 (a)	422	43

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-65, Class KI, IF, IO, 2.18%, 7/25/2037 (a)	92	9
Series 2007-60, Class AX, IF, IO, 2.71%, 7/25/2037 (a)	132	17
Series 2007-76, Class ZG, 6.00%, 8/25/2037	97	99
Series 2007-78, Class CB, 6.00%, 8/25/2037	43	44
Series 2007-79, Class SB, IF, 7.75%, 8/25/2037 (a)	12	14
Series 2007-88, Class VI, IF, IO, 2.10%, 9/25/2037 (a)	63	5
Series 2009-86, Class OT, PO, 10/25/2037	202	170
Series 2007-100, Class SM, IF, IO, 2.01%, 10/25/2037 (a)	139	13
Series 2007-91, Class ES, IF, IO, 2.02%, 10/25/2037 (a)	209	21
Series 2007-112, Class SA, IF, IO, 2.01%, 12/25/2037 (a)	384	45
Series 2007-116, Class HI, IO, 1.23%, 1/25/2038 (a)	294	16
Series 2008-1, Class BI, IF, IO, 1.47%, 2/25/2038 (a)	111	8
Series 2008-12, Class CO, PO, 3/25/2038	220	191
Series 2008-16, Class IS, IF, IO, 1.76%, 3/25/2038 (a)	79	6
Series 2008-10, Class XI, IF, IO, 1.79%, 3/25/2038 (a)	64	5
Series 2008-20, Class SA, IF, IO, 2.55%, 3/25/2038 (a)	89	8
Series 2009-79, Class UA, 7.00%, 3/25/2038	7	7
Series 2008-32, Class SA, IF, IO, 2.41%, 4/25/2038 (a)	16	1
Series 2008-27, Class SN, IF, IO, 2.46%, 4/25/2038 (a)	35	4
Series 2008-44, PO, 5/25/2038	9	8
Series 2008-53, Class CI, IF, IO, 2.76%, 7/25/2038 (a)	38	4
Series 2011-47, Class ZA, 5.50%, 7/25/2038	180	182
Series 2008-80, Class SA, IF, IO, 1.41%, 9/25/2038 (a)	87	7
Series 2008-81, Class SB, IF, IO, 1.41%, 9/25/2038 (a)	95	6
Series 2008-80, Class GP, 6.25%, 9/25/2038	9	9
Series 2009-6, Class GS, IF, IO, 2.11%, 2/25/2039 (a)	42	3
Series 2009-4, Class BD, 4.50%, 2/25/2039	3	3
Series 2009-17, Class QS, IF, IO, 2.21%, 3/25/2039 (a)	41	3
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	118	18
Series 2009-47, Class MT, 7.00%, 7/25/2039	7	7
Series 2009-69, PO, 9/25/2039	51	41
Series 2009-84, Class WS, IF, IO, 1.46%, 10/25/2039 (a)	42	3
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	85	15
Series 2009-92, Class AD, 6.00%, 11/25/2039	16	16
Series 2009-99, Class SC, IF, IO, 1.74%, 12/25/2039 (a)	32	2
Series 2009-99, Class WA, 6.32%, 12/25/2039 (a)	125	128
Series 2009-103, Class MB, 6.98%, 12/25/2039 (a)	225	227
Series 2009-112, Class ST, IF, IO, 1.81%, 1/25/2040 (a)	101	10
Series 2009-113, Class FB, 4.99%, 1/25/2040 (a)	100	99
Series 2010-23, Class KS, IF, IO, 2.66%, 2/25/2040 (a)	61	5
Series 2010-1, Class WA, 6.31%, 2/25/2040 (a)	266	271
Series 2010-49, Class SC, IF, 3.79%, 3/25/2040 (a)	105	100
Series 2010-16, Class WB, 6.13%, 3/25/2040 (a)	586	595
Series 2010-16, Class WA, 6.44%, 3/25/2040 (a)	206	210
Series 2010-35, Class SB, IF, IO, 1.98%, 4/25/2040 (a)	76	5
Series 2010-40, Class FJ, 5.04%, 4/25/2040 (a)	15	15
Series 2010-42, Class S, IF, IO, 1.96%, 5/25/2040 (a)	33	3
Series 2010-43, Class FD, 5.04%, 5/25/2040 (a)	113	113

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-61, Class WA, 6.04%, 6/25/2040 (a)	84	86
Series 2010-68, Class SA, IF, IO, 0.56%, 7/25/2040 (a)	252	17
Series 2010-103, Class ME, 4.00%, 9/25/2040	306	296
Series 2010-111, Class AM, 5.50%, 10/25/2040	331	343
Series 2010-125, Class SA, IF, IO, 3.77%, 11/25/2040 (a)	248	9
Series 2010-130, Class CY, 4.50%, 11/25/2040	1,276	1,268
Series 2010-123, Class FL, 4.87%, 11/25/2040 (a)	30	30
Series 2010-147, Class SA, IF, IO, 2.09%, 1/25/2041 (a)	963	115
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	1,652
Series 2011-30, Class LS, IO, 1.97%, 4/25/2041 (a)	160	10
Series 2011-75, Class FA, 4.99%, 8/25/2041 (a)	20	20
Series 2011-118, Class LB, 7.00%, 11/25/2041	275	291
Series 2011-118, Class MT, 7.00%, 11/25/2041	455	479
Series 2011-118, Class NT, 7.00%, 11/25/2041	459	486
Series 2013-2, Class LZ, 3.00%, 2/25/2043	34	23
Series 2013-4, Class AJ, 3.50%, 2/25/2043	878	826
Series 2013-92, PO, 9/25/2043	676	504
Series 2013-101, Class DO, PO, 10/25/2043	775	556
Series 2024-6, Class AL, 2.00%, 3/25/2044	13,199	9,795
Series 2018-11, Class LA, 3.50%, 7/25/2045	961	937
Series 2018-63, Class DA, 3.50%, 9/25/2048	443	406
Series 2018-68, Class DZ, 4.00%, 9/25/2048	1,007	941
Series 2019-20, Class H, 3.50%, 5/25/2049	1,379	1,252
Series 2019-32, Class SD, IF, IO, 1.61%, 6/25/2049 (a)	7,233	782
Series 2021-91, Class GB, 1.75%, 7/25/2049	18,237	15,128
Series 2010-103, Class SB, IF, IO, 1.66%, 11/25/2049 (a)	339	28
Series 2020-11, Class JW, 3.00%, 3/25/2050	3,056	2,249
Series 2020-36, Class SH, IF, IO, 1.61%, 6/25/2050 (a)	10,153	1,047
Series 2020-45, Class KG, 2.00%, 7/25/2050	3,660	2,947
Series 2020-61, Class SB, IF, IO, 3.53%, 9/25/2050 (a)	6,220	213
Series 2011-2, Class WA, 5.83%, 2/25/2051 (a)	51	53
Series 2011-43, Class WA, 5.73%, 5/25/2051 (a)	59	61
Series 2011-58, Class WA, 5.51%, 7/25/2051 (a)	334	326
Series 2022-1, Class CZ, 3.00%, 12/25/2051	2,716	1,550
Series 2012-21, Class WA, 5.63%, 3/25/2052 (a)	431	448
Series 2025-18, Class MA, 0.50%, 9/25/2054	38,365	31,139
Series 2025-29, Class LA, 2.00%, 5/25/2055	12,580	10,885
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.11%, 1/25/2032 (d)	2	2
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	276	275
Series 2007-W2, Class 1A1, 4.76%, 3/25/2037 (a)	130	128
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	51	51
Series 2007-W7, Class 1A4, IF, 12.37%, 7/25/2037 (a)	7	9
Series 2001-W3, Class A, 4.51%, 9/25/2041 (a)	180	180
Series 2002-W10, IO, 0.90%, 8/25/2042 (a)	801	30
Series 2003-W4, Class 2A, 5.16%, 10/25/2042 (a)	13	14
Series 2003-W1, Class 1A1, 4.75%, 12/25/2042 (a)	98	98
Series 2003-W1, Class 2A, 5.13%, 12/25/2042 (a)	67	66

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	230	238
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	58	60
Series 2006-W3, Class 1AF1, 4.68%, 10/25/2046 (a)	39	38
Series 2009-W1, Class A, 6.00%, 12/25/2049	219	225
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.69%, 6/27/2036 (a)	125	126
Series 2007-54, Class FA, 4.84%, 6/25/2037 (a)	56	55
Series 2007-64, Class FB, 4.81%, 7/25/2037 (a)	96	95
Series 2007-106, Class A7, 6.01%, 10/25/2037 (a)	24	24
Series 2003-7, Class A1, 6.50%, 12/25/2042	119	120
FNMA, STRIPS
Series 285, Class 1, PO, 2/25/2027	—	—
Series 331, Class 13, IO, 7.00%, 11/25/2032	51	6
Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	23	3
Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	51	6
Series 356, Class 3, IO, 5.00%, 1/25/2035	66	8
Series 365, Class 8, IO, 5.50%, 5/25/2036	89	16
Series 373, Class 1, PO, 7/25/2036	553	477
Series 374, Class 5, IO, 5.50%, 8/25/2036	32	5
Series 393, Class 6, IO, 5.50%, 4/25/2037	14	1
Series 383, Class 32, IO, 6.00%, 1/25/2038	79	14
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.61%, 6/19/2035 (a)	120	118
GNMA
Series 2001-35, Class SA, IF, IO, 3.81%, 8/16/2031 (a)	15	—
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	87	1
Series 2010-41, Class WA, 5.81%, 10/20/2033 (a)	286	292
Series 2003-112, Class SA, IF, IO, 2.11%, 12/16/2033 (a)	114	1
Series 2004-28, Class S, IF, 7.44%, 4/16/2034 (a)	27	29
Series 2004-46, Class AO, PO, 6/20/2034	41	35
Series 2010-103, Class WA, 5.66%, 8/20/2034 (a)	155	158
Series 2004-73, Class JL, IF, IO, 2.11%, 9/16/2034 (a)	407	35
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	9	9
Series 2004-90, Class SI, IF, IO, 1.66%, 10/20/2034 (a)	121	6
Series 2005-68, Class DP, IF, 5.73%, 6/17/2035 (a)	21	23
Series 2010-14, Class CO, PO, 8/20/2035	272	230
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	358	37
Series 2005-68, Class KI, IF, IO, 1.86%, 9/20/2035 (a)	230	20
Series 2005-72, Class AZ, 5.50%, 9/20/2035	166	168
Series 2005-85, IO, 5.50%, 11/16/2035	89	4
Series 2010-14, Class BO, PO, 11/20/2035	48	40
Series 2006-16, Class OP, PO, 3/20/2036	42	35
Series 2006-22, Class AO, PO, 5/20/2036	30	24
Series 2006-34, PO, 7/20/2036	24	20
Series 2006-59, Class SD, IF, IO, 2.26%, 10/20/2036 (a)	41	2
Series 2011-22, Class WA, 5.79%, 2/20/2037 (a)	464	475
Series 2007-17, Class JO, PO, 4/16/2037	34	27
Series 2007-17, Class JI, IF, IO, 2.37%, 4/16/2037 (a)	246	19
Series 2010-129, Class AW, 5.84%, 4/20/2037 (a)	163	168

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-31, Class AO, PO, 5/16/2037	231	186
Series 2007-25, Class FN, 4.74%, 5/16/2037 (a)	32	31
Series 2007-28, Class BO, PO, 5/20/2037	6	5
Series 2007-26, Class SC, IF, IO, 1.76%, 5/20/2037 (a)	112	3
Series 2007-36, Class HO, PO, 6/16/2037	5	4
Series 2007-36, Class SE, IF, IO, 2.03%, 6/16/2037 (a)	100	2
Series 2007-36, Class SG, IF, IO, 2.03%, 6/20/2037 (a)	165	3
Series 2007-45, Class QA, IF, IO, 2.20%, 7/20/2037 (a)	51	3
Series 2007-40, Class SD, IF, IO, 2.31%, 7/20/2037 (a)	128	6
Series 2007-42, Class SB, IF, IO, 2.31%, 7/20/2037 (a)	126	6
Series 2007-53, Class SW, IF, 6.89%, 9/20/2037 (a)	16	17
Series 2009-79, Class OK, PO, 11/16/2037	75	62
Series 2007-74, Class SL, IF, IO, 2.10%, 11/16/2037 (a)	380	2
Series 2007-76, Class SA, IF, IO, 2.09%, 11/20/2037 (a)	107	1
Series 2007-79, Class SY, IF, IO, 2.11%, 12/20/2037 (a)	141	1
Series 2008-2, Class MS, IF, IO, 2.72%, 1/16/2038 (a)	82	6
Series 2008-1, PO, 1/20/2038	17	14
Series 2015-137, Class WA, 5.55%, 1/20/2038 (a)	146	150
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	198	15
Series 2008-10, Class S, IF, IO, 1.39%, 2/20/2038 (a)	57	1
Series 2009-106, Class ST, IF, IO, 1.56%, 2/20/2038 (a)	316	10
Series 2008-33, Class XS, IF, IO, 3.26%, 4/16/2038 (a)	61	4
Series 2008-36, Class SH, IF, IO, 1.86%, 4/20/2038 (a)	125	1
Series 2012-52, Class WA, 6.19%, 4/20/2038 (a)	1,232	1,271
Series 2008-40, Class SA, IF, IO, 1.96%, 5/16/2038 (a)	378	19
Series 2008-55, Class SA, IF, IO, 1.76%, 6/20/2038 (a)	63	2
Series 2008-62, Class SA, IF, IO, 1.71%, 7/20/2038 (a)	338	1
Series 2008-71, Class SC, IF, IO, 1.56%, 8/20/2038 (a)	22	—
Series 2012-59, Class WA, 5.57%, 8/20/2038 (a)	243	248
Series 2009-25, Class SE, IF, IO, 3.16%, 9/20/2038 (a)	60	2
Series 2011-97, Class WA, 6.09%, 11/20/2038 (a)	396	403
Series 2008-93, Class AS, IF, IO, 1.26%, 12/20/2038 (a)	101	6
Series 2008-96, Class SL, IF, IO, 1.56%, 12/20/2038 (a)	71	2
Series 2008-95, Class DS, IF, IO, 2.86%, 12/20/2038 (a)	237	4
Series 2011-163, Class WA, 5.85%, 12/20/2038 (a)	533	549
Series 2009-6, Class SA, IF, IO, 1.66%, 2/16/2039 (a)	73	—
Series 2009-10, Class SA, IF, IO, 1.51%, 2/20/2039 (a)	127	8
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	394	10
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	86	6
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	102	8
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	29	2
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	68	5
Series 2009-43, Class SA, IF, IO, 1.51%, 6/20/2039 (a)	83	4
Series 2009-42, Class SC, IF, IO, 1.64%, 6/20/2039 (a)	156	12
Series 2009-64, Class SN, IF, IO, 1.66%, 7/16/2039 (a)	98	5
Series 2009-54, Class JZ, 5.50%, 7/20/2039	663	679
Series 2009-67, Class SA, IF, IO, 1.61%, 8/16/2039 (a)	113	9
Series 2009-72, Class SM, IF, IO, 1.81%, 8/16/2039 (a)	206	15

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-106, Class AS, IF, IO, 1.96%, 11/16/2039 (a)	284	26
Series 2015-91, Class W, 5.27%, 5/20/2040 (a)	499	511
Series 2013-75, Class WA, 5.09%, 6/20/2040 (a)	224	228
Series 2011-137, Class WA, 5.59%, 7/20/2040 (a)	828	850
Series 2010-130, Class CP, 7.00%, 10/16/2040	152	162
Series 2010-157, Class OP, PO, 12/20/2040	419	355
Series 2020-187, Class WA, 3.76%, 7/16/2041 (a)	3,756	3,561
Series 2011-100, Class MY, 4.00%, 7/20/2041	731	711
Series 2012-24, Class WA, 5.52%, 7/20/2041 (a)	1,109	1,134
Series 2013-26, Class AK, 4.69%, 9/20/2041 (a)	522	523
Series 2014-188, Class W, 4.55%, 10/20/2041 (a)	534	534
Series 2012-141, Class WA, 4.52%, 11/16/2041 (a)	1,969	1,935
Series 2012-141, Class WC, 3.73%, 1/20/2042 (a)	1,002	945
Series 2012-141, Class WB, 4.03%, 9/16/2042 (a)	1,483	1,405
Series 2012-138, Class PT, 4.00%, 11/16/2042 (a)	1,574	1,510
Series 2013-54, Class WA, 4.89%, 11/20/2042 (a)	994	1,009
Series 2017-99, Class PT, 6.00%, 8/20/2044 (a)	552	576
Series 2021-103, Class WA, 4.23%, 6/20/2045 (a)	2,989	2,888
Series 2019-31, Class HC, 3.50%, 5/20/2046	1,486	1,436
Series 2018-160, Class PA, 3.50%, 7/20/2046	792	779
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	1,404	247
Series 2019-31, Class TS, IF, IO, 1.61%, 3/20/2049 (a)	14,092	1,274
Series 2019-111, IO, 5.00%, 4/20/2049	4,896	741
Series 2019-65, Class ST, IF, IO, 1.61%, 5/20/2049 (a)	6,946	684
Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	3,130	335
Series 2019-112, Class GS, IF, IO, 1.63%, 9/20/2049 (a)	1,614	187
Series 2019-112, Class SG, IF, IO, 1.66%, 9/20/2049 (a)	2,268	204
Series 2023-43, Class B, 4.00%, 12/20/2049	15,472	14,408
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	4,512	878
Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	17,648	2,693
Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	8,626	1,475
Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	9,173	1,632
Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	11,703	2,046
Series 2020-133, Class KB, 1.00%, 8/20/2050	8,285	6,606
Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	18,889	2,881
Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	9,779	2,049
Series 2022-64, Class ZY, 2.50%, 9/20/2050	4,453	3,058
Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	14,243	2,267
Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	20,595	3,213
Series 2020-149, Class SH, IF, IO, 3.06%, 10/20/2050 (a)	17,711	336
Series 2020-149, Class TS, IF, IO, 3.06%, 10/20/2050 (a)	15,951	292
Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	20,274	3,180
Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	11,647	2,194
Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	17,665	1,891
Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	12,790	1,954
Series 2021-69, Class CI, IO, 3.50%, 4/20/2051	8,860	1,472
Series 2024-197, Class BN, 3.00%, 5/20/2051	18,015	16,578
Series 2021-226, Class ZH, 3.00%, 12/20/2051	1,270	724

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2022-179, Class WE, IF, 4.68%, 10/20/2052 (a)	4,453	4,290
Series 2023-53, Class SL, IF, 3.84%, 4/20/2053 (a)	7,994	7,213
Series 2023-55, Class MT, 4.50%, 4/20/2053	3,757	3,670
Series 2023-65, Class KS, IF, 3.54%, 5/20/2053 (a)	7,150	6,411
Series 2023-69, Class S, IF, 4.04%, 5/20/2053 (a)	5,739	5,364
Series 2023-89, Class BS, IF, 3.53%, 6/20/2053 (a)	6,841	6,156
Series 2023-115, Class TS, IF, 5.97%, 6/20/2053 (a)	4,745	4,757
Series 2023-101, Class S, IF, 3.24%, 7/20/2053 (a)	1,763	1,575
Series 2023-146, Class GO, PO, 10/20/2053	15,290	12,178
Series 2024-164, Class LO, PO, 6/20/2054	7,653	6,087
Series 2012-H24, Class FG, 4.86%, 4/20/2060 (a)	4	4
Series 2013-H03, Class FA, 4.73%, 8/20/2060 (a)	—	—
Series 2013-H05, Class FB, 4.84%, 2/20/2062 (a)	4	4
Series 2013-H07, Class MA, 4.98%, 4/20/2062 (a)	—	—
Series 2013-H02, Class HF, 4.73%, 11/20/2062 (a)	—	—
Series 2013-H01, Class JA, 4.75%, 1/20/2063 (a)	341	342
Series 2013-H04, Class SA, 4.85%, 2/20/2063 (a)	639	641
Series 2013-H08, Class BF, 4.83%, 3/20/2063 (a)	225	225
Series 2013-H07, Class HA, 4.84%, 3/20/2063 (a)	505	506
Series 2013-H09, Class HA, 1.65%, 4/20/2063	30	29
Series 2016-H13, Class FD, 4.54%, 5/20/2066 (a)	238	237
Series 2016-H13, Class FT, 5.01%, 5/20/2066 (a)	64	65
Series 2016-H11, Class FD, 5.08%, 5/20/2066 (a)	649	655
Series 2016-H26, Class FC, 5.43%, 12/20/2066 (a)	474	476
Series 2017-H05, Class FC, 5.18%, 2/20/2067 (a)	597	598
Series 2017-H08, Class XI, IO, 2.28%, 3/20/2067 (a)	2,213	96
Series 2017-H11, Class XI, IO, 1.47%, 5/20/2067 (a)	6,535	247
Series 2017-H14, Class XI, IO, 1.53%, 6/20/2067 (a)	3,088	84
Series 2017-H14, Class AI, IO, 1.97%, 6/20/2067 (a)	2,699	152
Series 2020-H11, Class GI, IO, 3.24%, 7/20/2067 (a)	924	17
Series 2017-H16, Class F, 5.82%, 8/20/2067 (a)	1,372	1,382
Series 2017-H17, Class FQ, 5.58%, 9/20/2067 (a)	2,200	2,222
Series 2017-H25, Class HI, IO, 2.03%, 10/20/2067 (a)	2,890	84
Series 2018-H04, Class FE, 4.92%, 2/20/2068 (a)	904	910
Series 2018-H18, Class AI, IO, 2.11%, 9/20/2068 (a)	45,698	2,804
Series 2019-H09, Class IB, IO, 1.84%, 4/20/2069 (a)	447	1
Series 2019-H14, Class IE, IO, 0.71%, 5/20/2069 (a)	2,982	64
Series 2019-H10, Class IB, IO, 2.02%, 5/20/2069 (a)	1,069	3
Series 2019-H12, Class JI, IO, 2.01%, 7/20/2069 (a)	3,219	24
Series 2019-H14, Class KI, IO, 2.24%, 7/20/2069 (a)	2,205	17
Series 2019-H15, Class IJ, IO, 2.23%, 8/20/2069 (a)	4,911	118
Series 2019-H18, Class CI, IO, 1.82%, 10/20/2069 (a)	20,889	1,138
Series 2019-H18, Class KI, IO, 2.36%, 11/20/2069 (a)	1,889	18
Series 2020-H02, Class DI, IO, 2.26%, 12/20/2069 (a)	4,869	53
Series 2020-H05, IO, 1.35%, 3/20/2070 (a)	19,245	1,104
Series 2020-H07, Class DI, IO, 1.48%, 4/20/2070 (a)	23,902	1,479
Series 2020-H09, Class IE, IO, 2.27%, 5/20/2070 (a)	6,035	243
Series 2020-H17, Class IJ, IO, 1.53%, 10/20/2070 (a)	9,364	434

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-H17, Class IK, IO, 1.71%, 10/20/2070 (a)	40,414	2,441
Series 2021-H01, Class AI, IO, 1.71%, 11/20/2070 (a)	78,004	4,465
Series 2020-H22, Class IH, IO, 1.08%, 12/20/2070 (a)	11,007	557
Series 2020-H22, Class JI, IO, 1.13%, 12/20/2070 (a)	111,246	5,553
Series 2021-H01, Class DI, IO, 1.86%, 12/20/2070 (a)	25,249	1,850
Series 2021-H02, Class JI, IO, 0.68%, 1/20/2071 (a)	26,222	1,233
Series 2021-H02, Class IH, IO, 0.80%, 1/20/2071 (a)	16,715	871
Series 2021-H02, Class IJ, IO, 1.24%, 1/20/2071 (a)	108,045	5,407
Series 2021-H02, Class HI, IO, 1.57%, 1/20/2071 (a)	31,085	837
Series 2021-H03, Class IE, IO, 0.60%, 2/20/2071 (a)	7,901	311
Series 2021-H03, Class IN, IO, 0.65%, 2/20/2071 (a)	49,386	2,440
Series 2021-H03, Class NI, IO, 0.80%, 2/20/2071 (a)	28,087	1,423
Series 2021-H03, Class TI, IO, 0.82%, 2/20/2071 (a)	54,161	2,656
Series 2021-H05, Class IQ, IO, 1.12%, 2/20/2071 (a)	75,800	3,419
Series 2021-H03, Class IP, IO, 1.21%, 2/20/2071 (a)	38,985	1,853
Series 2021-H03, Class PI, IO, 1.28%, 2/20/2071 (a)	32,267	1,604
Series 2021-H05, Class QI, IO, 0.42%, 3/20/2071 (a)	108,311	3,874
Series 2021-H06, Class IA, IO, 0.47%, 3/20/2071 (a)	17,516	568
Series 2023-H06, Class EI, IO, 0.73%, 3/20/2071 (a)	41,155	1,105
Series 2021-H06, Class QI, IO, 0.33%, 4/20/2071 (a)	40,961	1,347
Series 2021-H06, IO, 0.80%, 4/20/2071 (a)	73,421	1,349
Series 2021-H14, Class IY, IO, 0.13%, 9/20/2071 (a)	75,661	2,025
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	63	61
GS Mortgage-Backed Securities Trust
Series 2024-RPL2, Class A1, 3.75%, 7/25/2061 (a) (c)	6,455	6,242
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (c) (d)	7,631	7,382
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (c)	119	116
Series 2004-4, Class 1AF, 4.84%, 6/25/2034 (a) (c)	72	64
Series 2005-RP2, Class 1AF, 4.79%, 3/25/2035 (a) (c)	135	127
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (a) (c)	431	5
Series 2005-RP3, Class 1AF, 4.79%, 9/25/2035 (a) (c)	947	813
Series 2006-RP2, Class 1AS2, IF, IO, 1.54%, 4/25/2036 ‡ (a) (c)	772	42
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	78	77
Series 2003-13, Class 1A1, 6.31%, 10/25/2033 (a)	19	19
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	3	4
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	85	85
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	97	98
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	28	28
Series 2005-5F, Class 8A3, 4.94%, 6/25/2035 (a)	18	17
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	195	194
Series 2006-1F, Class 1AP, PO, 2/25/2036	45	26
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,108	466
Impac CMB Trust Series 2005-2, Class 2M1, 5.22%, 4/25/2035 (a)	13	13
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	111	113
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.85%, 3/25/2036 (a)	61	41

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A2, 7.11%, 11/25/2033 (a)	34	33
Series 2006-A2, Class 5A3, 7.11%, 11/25/2033 (a)	61	60
Series 2004-A3, Class 4A1, 7.46%, 7/25/2034 (a)	5	5
Series 2006-A3, Class 6A1, 5.20%, 8/25/2034 (a)	19	19
Series 2006-A2, Class 4A1, 7.21%, 8/25/2034 (a)	80	81
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	4	4
Series 2004-A4, Class 1A1, 7.80%, 9/25/2034 (a)	11	10
Series 2005-A1, Class 3A4, 5.65%, 2/25/2035 (a)	37	35
Series 2007-A1, Class 5A2, 6.38%, 7/25/2035 (a)	27	28
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (c) (d)	3,214	3,213
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.74%, 4/25/2036 (a)	166	103
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	11	10
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	311	78
Lhome Mortgage Trust Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (c)	7,590	7,599
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (c) (d)	5,780	5,746
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (c) (d)	6,200	6,202
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.83%, 4/21/2034 (a)	25	24
Series 2004-3, Class 4A2, 4.30%, 4/25/2034 (a)	18	16
Series 2004-4, Class 2A1, 6.80%, 5/25/2034 (a)	12	12
Series 2004-13, Class 3A7, 6.27%, 11/21/2034 (a)	129	124
Series 2004-15, Class 3A1, 7.24%, 12/25/2034 (a)	24	23
MASTR Alternative Loan Trust
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	59	60
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	23	22
Series 2004-1, Class 30, PO, 2/25/2034	28	19
Series 2004-3, Class 30, PO, 4/25/2034	56	41
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034	25	4
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	56	57
Series 2004-5, Class 30, PO, 6/25/2034	63	46
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034	19	3
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034	28	4
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	284	281
Series 2004-7, Class 30, PO, 8/25/2034	15	10
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034	58	7
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035	493	75
MASTR Asset Securitization Trust
Series 2003-11, Class 15, PO, 12/25/2018 ‡	—	— (e)
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	28	27
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (c)	32	27
Series 2004-1, Class 30, PO, 2/25/2034	4	3
Series 2004-3, PO, 3/25/2034	1	—
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 4.79%, 5/25/2035 (a) (c)	1,034	506
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (c)	35	27

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 5.54%, 3/25/2028 (a)	12	11
Series 2003-E, Class A1, 5.06%, 10/25/2028 (a)	90	86
Series 2003-F, Class A1, 5.08%, 10/25/2028 (a)	87	82
Series 2004-D, Class A2, 5.44%, 9/25/2029 (a)	45	44
Series 2004-E, Class A2A, 5.33%, 11/25/2029 (a)	20	19
Series 2003-A5, Class 2A6, 6.80%, 8/25/2033 (a)	38	37
Series 2004-A4, Class A2, 5.46%, 8/25/2034 (a)	69	64
Series 2004-1, Class 2A1, 5.42%, 12/25/2034 (a)	60	56
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 2A, 6.89%, 7/25/2033 (a)	22	22
Series 2005-A1, Class 3A, 5.83%, 12/25/2034 (a)	12	12
MFA Trust Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (a) (c)	10,719	10,187
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.64%, 4/25/2034 (a)	111	108
MortgageIT Trust Series 2005-5, Class A1, 4.96%, 12/25/2035 (a)	17	17
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (c)	133	119
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (c) (d)	11,910	11,981
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (c) (d)	7,700	7,641
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	22	22
Series 2003-A1, Class A1, 5.50%, 5/25/2033	4	4
Series 2003-A1, Class A2, 6.00%, 5/25/2033	8	8
Ocwen Loan Investment Trust
Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (c)	2,089	2,033
Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (c)	1,390	1,299
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (a) (c)	8,146	7,715
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	60	60
Series 2005-4, Class 2, PO, 10/25/2035	44	34
PRPM LLC
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (c) (d)	2,472	2,417
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (c) (d)	3,751	3,665
Series 2024-RCF3, Class A1, 4.00%, 5/25/2054 (c) (d)	3,959	3,865
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (c) (d)	8,736	8,509
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 11/25/2029 (a) (c)	4,631	4,656
RALI Trust
Series 2003-QS9, Class A3, IF, IO, 3.11%, 5/25/2018 ‡ (a)	—	— (e)
Series 2004-QA4, Class NB3, 8.20%, 9/25/2034 (a)	65	64
Series 2004-QA6, Class NB2, 4.51%, 12/26/2034 (a)	24	22
Series 2005-QA6, Class A32, 6.90%, 5/25/2035 (a)	453	243
Series 2005-QA10, Class A31, 5.24%, 9/25/2035 (a)	49	33
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	86	68
Residential Asset Securitization Trust
Series 2003-A5, Class A1, 5.50%, 6/25/2033	75	77
Series 2004-IP2, Class 1A1, 6.47%, 12/25/2034 (a)	162	163
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036	465	80
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	164	80

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
RMF Buyout Issuance Trust Series 2020-HB1, Class M3, 4.75%, 10/25/2050 ‡ (a) (c)	3,300	2,834
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 5.20%, 4/20/2033 (a)	76	71
Series 2004-8, Class A1, 5.14%, 9/20/2034 (a)	190	166
Series 2004-8, Class A2, 5.46%, 9/20/2034 (a)	138	128
Series 2004-9, Class A1, 5.12%, 10/20/2034 (a)	336	307
Series 2004-10, Class A1A, 5.06%, 11/20/2034 (a)	142	134
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 5.10%, 10/19/2034 (a)	158	151
Series 2005-AR5, Class A3, 4.94%, 7/19/2035 (a)	256	250
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.72%, 11/25/2033 (a)	30	30
Series 2003-37A, Class 2A, 5.75%, 12/25/2033 (a)	217	213
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 5.08%, 9/25/2043 (a)	12	12
Series 2004-1, Class II2A, 2.94%, 3/25/2044 (a)	8	8
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (c) (d)	1,592	1,559
Series 2019-3, Class M2, 4.25%, 2/25/2059 (a) (c)	7,550	6,449
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (c)	15,652	13,441
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (c)	10,250	8,570
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	26	26
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	9	9
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	27	27
Series 1998-1, Class 2E, 7.00%, 3/15/2028	31	32
Series 2010-1, Class DZ, 4.25%, 4/15/2040	1,130	1,090
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	85	86
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	29	28
Series 2003-AR8, Class A, 6.22%, 8/25/2033 (a)	61	60
Series 2003-AR7, Class A7, 6.56%, 8/25/2033 (a)	77	76
Series 2003-AR9, Class 1A6, 6.55%, 9/25/2033 (a)	248	246
Series 2003-AR9, Class 2A, 6.64%, 9/25/2033 (a)	25	24
Series 2003-S9, Class P, PO, 10/25/2033	3	3
Series 2003-S9, Class A8, 5.25%, 10/25/2033	192	189
Series 2003-AR11, Class A6, 6.70%, 10/25/2033 (a)	175	166
Series 2004-AR3, Class A1, 5.42%, 6/25/2034 (a)	13	12
Series 2004-AR3, Class A2, 5.42%, 6/25/2034 (a)	89	83
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	204	205
Series 2006-AR10, Class 2P, 4.35%, 9/25/2036 (a)	26	23
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	23	22
Series 2005-2, Class 1A4, IF, IO, 0.61%, 4/25/2035 (a)	1,408	61
Series 2005-4, Class CB7, 5.50%, 6/25/2035	166	151
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	119	104
Series 2005-11, Class A4, IF, IO, 0.51%, 1/25/2036 (a)	2,212	91
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	90	93

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 7.30%, 10/25/2034 (a)	130	128
Series 2007-7, Class A7, 6.00%, 6/25/2037	60	54
Total Collateralized Mortgage Obligations (Cost $812,187)		772,737
Asset-Backed Securities — 12.0%
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 (c)	446	438
Accelerated LLC Series 2021-1H, Class C, 2.35%, 10/20/2040 (c)	3,134	2,891
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 6.34%, 12/18/2037 (a) (c)	1,909	1,891
Ajax Mortgage Loan Trust Series 2021-G, Class A, 4.88%, 6/25/2061 (a) (c)	2,067	2,047
AMSR Trust
Series 2020-SFR3, Class E1, 2.56%, 9/17/2037 (c)	310	307
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (c)	2,463	2,275
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (c)	3,400	3,144
Series 2021-SFR4, Class E2, 3.01%, 12/17/2038 (c)	12,965	12,360
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (c)	8,181	7,855
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (c)	10,000	9,390
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (c) (d)	6,887	6,591
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (c)	6,550	6,124
Series 2025-SFR1, Class C, 3.66%, 6/17/2042 (c)	6,095	5,572
Series 2025-SFR1, Class D, 3.66%, 6/17/2042 (c)	5,250	4,744
Baring Frn Series 2021-EBO1, Class PA, 0.00%, 6/25/2025 ‡ (a)	800	800
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (c)	3,758	3,768
Bridge Trust
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (c)	4,000	3,974
Series 2022-SFR1, Class E1, 6.30%, 11/17/2037 (c)	8,267	8,249
Series 2024-SFR1, Class B, 4.30%, 8/17/2040 (c)	11,538	11,095
BXG Receivables Note Trust
Series 2022-A, Class C, 5.35%, 9/28/2037 (c)	3,418	3,334
Series 2023-A, Class B, 6.31%, 11/15/2038 (c)	2,166	2,196
Series 2023-A, Class C, 7.38%, 11/15/2038 (c)	2,233	2,272
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (c)	1,120	1,048
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (c)	863	819
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	5,677	5,157
Series 2021-MH1, Class M1, 2.99%, 2/25/2046 (c)	2,000	1,575
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (c) (d)	6,718	6,489
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (a) (c)	8,547	8,676
Series 2024-MH1, Class M1, 6.26%, 11/25/2056 (a) (c)	2,850	2,880
CFMT LLC
Series 2024-HB13, Class M2, 3.00%, 5/25/2034 ‡ (a) (c)	1,830	1,722
Series 2023-HB11, Class M2, 4.00%, 2/25/2037 ‡ (a) (c)	4,750	4,562
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032 (d)	217	213
Series 2003-4, Class 1A5, 4.87%, 5/25/2033 (d)	183	179
Series 2003-6, Class 1A7, 4.83%, 11/25/2034 (d)	120	118
CoreVest American Finance Trust
Series 2017-2, Class M, 5.37%, 12/25/2027 (a) (c)	6,200	6,073

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-2, Class B, 3.42%, 6/15/2052 (c)	3,283	3,184
Series 2019-3, Class XB, IO, 1.36%, 10/15/2052 (a) (c)	27,000	1,334
Series 2019-3, Class XA, IO, 2.00%, 10/15/2052 (a) (c)	2,311	12
Series 2019-3, Class A, 2.71%, 10/15/2052 (c)	302	299
Series 2021-1, Class A, 1.57%, 4/15/2053 (c)	2,454	2,385
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (c)	1,715	1,700
Series 2021-1A, Class B, 2.05%, 11/21/2033 (c)	917	909
Series 2021-1A, Class C, 2.70%, 11/21/2033 (c)	1,561	1,547
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (c)	4,750	4,760
Diversified ABS Phase LLC Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (c)	4,514	4,550
E3 (Cayman Islands) Series 2019-1, Class B, 4.15%, 9/20/2055 ‡ (c)	1,012	850
Energy Assets, 8.11%, 8/25/2044 ‡	2,487	2,505
FirstKey Homes Trust
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (c)	11,450	10,999
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (c)	6,100	5,849
Series 2021-SFR2, Class C, 1.71%, 9/17/2038 (c)	4,000	3,813
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (c)	11,712	11,587
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (c)	5,235	5,151
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (c)	4,500	4,362
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (c)	13,050	12,637
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (c)	15,250	14,285
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (c)	7,300	6,856
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (c)	19,222	18,073
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (c)	3,600	3,382
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (c)	13,600	13,624
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (c)	14,900	14,897
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (c)	1,000	1,010
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (c)	8,000	8,064
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (c)	3,357	3,454
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (c)	3,800	3,642
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	7,831	7,894
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (c)	1,301	1,108
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (c)	5,607	5,268
Series 2023-1A, Class B, 5.90%, 1/17/2061 ‡ (c)	5,159	4,474
Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (c)	11,186	11,113
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (c)	2,873	2,910
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (c)	178	162
Grene 2023-Senior Series 2023-Senior, 5.50%, 1/17/2061 ‡	4,161	3,911
Grene Energy Senio, 11.00%, 1/17/2061 ‡	208	176
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (c)	14,392	14,426
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (c)	3,052	2,651
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (c)	502	446
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (c)	381	331

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040 ‡ (c)	11	10
Series 2016-2A, Class A, 3.75%, 9/20/2041 ‡ (c)	1,991	1,828
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (c)	299	267
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (c)	949	857
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (c)	949	874
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (c)	473	430
Series 2017-2A, Class A1, 3.28%, 9/20/2048 ‡ (c)	690	605
Series 2020-1A, Class A, 2.59%, 9/20/2057 ‡ (c)	4,229	3,455
Hilton Grand Vacations Trust
Series 2022-1D, Class C, 4.69%, 6/20/2034 (c)	759	749
Series 2022-2A, Class C, 5.57%, 1/25/2037 (c)	2,099	2,096
Series 2020-AA, Class B, 4.22%, 2/25/2039 (c)	875	862
Series 2024-1B, Class B, 5.99%, 9/15/2039 (c)	839	849
Series 2024-1B, Class C, 6.62%, 9/15/2039 (c)	1,587	1,608
Series 2024-3A, Class C, 5.71%, 8/27/2040 (c)	8,675	8,727
HIN Timeshare Trust Series 2020-A, Class B, 2.23%, 10/9/2039 (c)	863	828
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (c)	4,862	4,889
Series 2024-A, Class C, 6.32%, 3/15/2043 (c)	9,298	9,336
Series 2025-A, Class C, 5.89%, 3/15/2044 (c)	5,646	5,634
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (c)	11,519	10,960
Series 2021-2, Class E1, 2.85%, 12/17/2026 (c)	10,559	10,046
Series 2019-1, Class A, 2.91%, 9/17/2039 (c)	3,350	3,192
Series 2019-1, Class E, 3.60%, 9/17/2039 (c)	3,315	3,129
Invitation Homes Trust
Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (c)	6,434	6,134
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (c)	8,810	8,306
Jonah Energy ABS II LLC Series 2024-1A, Class A1, 6.50%, 8/10/2039 ‡ (c)	8,222	8,227
Jonah Energy ABS LLC Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (c)	9,647	9,671
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 (a) (c)	9	— (e)
Series 2012-4, Class A, IO, 0.91%, 9/25/2037 (a) (c)	1,453	24
Series 2012-6, Class A, IO, 0.78%, 5/25/2039 (a) (c)	1,582	17
Series 2015-2, Class A, IO, 2.56%, 7/25/2041 (a) (c)	415	41
LFT CRE Ltd. Series 2021-FL1, Class C, 6.39%, 6/15/2039 (a) (c)	8,000	7,951
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 5.19%, 2/25/2034 (a)	170	168
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, 0.30%, 3/25/2032 ‡	18,283	105
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (c)	620	621
MVW LLC
Series 2020-1A, Class B, 2.73%, 10/20/2037 (c)	481	468
Series 2020-1A, Class C, 4.21%, 10/20/2037 (c)	321	316
Series 2023-1A, Class C, 6.54%, 10/20/2040 (c)	3,513	3,583
Series 2023-2A, Class C, 7.06%, 11/20/2040 (c)	2,543	2,608
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (c)	924	877
Series 2021-1WA, Class C, 1.94%, 1/22/2041 (c)	1,516	1,435
Series 2022-2A, Class C, 7.62%, 10/21/2041 (c)	1,991	2,037

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-2A, Class C, 4.92%, 3/20/2042 (c)	4,126	3,998
Series 2025-1A, Class C, 5.75%, 9/22/2042 (c)	9,610	9,629
Series 2024-1A, Class C, 6.20%, 2/20/2043 (c)	1,336	1,348
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.85%, 11/25/2033 (d)	120	118
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (c)	6,152	5,904
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (c)	2,750	2,716
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (c)	3,719	3,606
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	3,939	3,791
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (c)	5,018	4,968
Ocwen Loan Investment Trust Series 2023-HB1, Class M1, 3.00%, 6/25/2036 ‡ (a) (c)	1,550	1,495
Pagaya AI Technology in Housing Trust Series 2023-1, Class A, 3.60%, 10/25/2040 (c)	5,000	4,805
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (a) (c)	7,024	7,015
Progress Residential
Series 2021-SFR4, Class E1, 2.41%, 5/17/2038 (c)	2,000	1,950
Series 2021-SFR4, Class E2, 2.56%, 5/17/2038 (c)	3,903	3,804
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (c)	11,300	11,036
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (c)	6,775	6,535
Series 2021-SFR8, Class E2, 2.53%, 10/17/2038 (c)	6,000	5,802
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (c)	4,555	4,448
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (c)	11,870	11,767
Series 2021-SFR7, Class C, 2.04%, 8/17/2040 (c)	6,246	5,737
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (c)	6,660	6,282
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (c)	2,576	2,368
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (c)	2,625	2,392
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (c)	7,700	6,976
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (d)	479	117
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (c)	238	221
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (c)	32	32
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (c)	13,574	13,300
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (c)	10,788	10,786
Repo Buyer RRI Trust, 3.06%, 4/14/2055 ‡	2,033	1,774
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (c) (d)	14,836	14,733
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.84%, 1/25/2036 (d)	49	42
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (c)	1,291	1,264
Series 2021-1A, Class C, 1.79%, 11/20/2037 (c)	820	802
Series 2022-3A, Class C, 7.63%, 7/20/2039 (c)	1,927	1,985
Series 2023-2A, Class C, 7.30%, 4/20/2040 (c)	3,041	3,131
Series 2022-2A, Class C, 6.36%, 6/20/2040 (c)	1,571	1,575
Series 2024-2A, Class C, 5.83%, 6/20/2041 (c)	2,879	2,884
Series 2024-3A, Class C, 5.32%, 8/20/2041 (c)	5,123	5,077
Series 2024-1A, Class C, 5.94%, 1/20/2043 (c)	2,558	2,574
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	5	5
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	80	18

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Tricon American Homes Trust Series 2019-SFR1, Class E, 3.40%, 3/17/2038 (c)	4,000	3,928
Tricon Residential Trust Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (c)	5,669	5,614
vMobo, Inc., 7.46%, 7/18/2027 ‡	9,996	9,506
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (c) (d)	6,129	6,116
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (c) (d)	1,054	1,051
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (c) (d)	482	481
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (c) (d)	1,431	1,430
VOLT XCIX LLC Series 2021-NPL8, Class A1, 6.12%, 4/25/2051 (c) (d)	1,216	1,215
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (c) (d)	941	940
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (c) (d)	667	666
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (c)	1,940	1,924
Series 2024-1A, Class B, 6.56%, 1/20/2038 (c)	5,127	5,177
Series 2024-1A, Class C, 7.06%, 1/20/2038 (c)	4,215	4,258
Total Asset-Backed Securities (Cost $700,374)		706,354
Commercial Mortgage-Backed Securities — 9.7%
Acrc Series TL-2021A, 3.75%, 11/15/2026 ‡ (c)	7,333	7,058
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 (a) (c)	2,500	1,667
BAMLL Re-REMIC Trust
Series 2024-FRR4, Class B, 2.28%, 11/27/2048 (a) (c)	15,428	14,876
Series 2024-FRR3, Class B, 1.47%, 1/27/2050 (a) (c)	13,000	12,062
Series 2024-FRR2, Class A, 2.48%, 7/27/2050 (a) (c)	15,000	14,095
Series 2025-FRR5, Class AK73, 2.07%, 2/27/2051 (a) (c)	17,316	15,735
Series 2025-FRR5, Class BK86, PO, 11/27/2051 (c)	15,438	12,618
Banc of America Re-REMIC Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (c)	14,257	9,963
Series 2024-FRR1, Class A, 2.10%, 4/27/2049 ‡ (a) (c)	9,647	7,526
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (c)	5,000	4,820
Commercial Mortgage Trust
Series 2020-SBX, Class D, 2.32%, 1/10/2038 (a) (c)	4,000	3,684
Series 2013-CR9, Class XB, IO, 0.98%, 7/10/2045 (a) (c)	30,986	47
Continental Community Holdings LLC Series 2021-1 A, Class A, 5.13%, 12/15/2027 ‡ (c)	2,961	2,816
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (c)	13,600	12,648
Series 2014-USA, Class B, 4.18%, 9/15/2037 (c)	6,320	5,540
Series 2014-USA, Class C, 4.34%, 9/15/2037 (c)	6,000	5,004
Series 2014-USA, Class D, 4.37%, 9/15/2037 (c)	1,700	1,298
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (c)	231	226
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (c)	54,963	5,933
FHLMC, Multi-Class Certificates Series 2021-P008, Class A1, 1.73%, 1/25/2033 (a)	14,829	12,171
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 6.32%, 1/25/2051 (a) (c)	2,737	2,723
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q013, Class XPT2, IO, 1.81%, 5/25/2027 (a)	43,020	1,162
Series K740, Class XAM, IO, 1.11%, 10/25/2027 (a)	33,000	772
Series KL06, Class XFX, IO, 1.36%, 12/25/2029 (a)	63,330	3,196
Series K128, Class XAM, IO, 0.73%, 3/25/2031 (a)	26,300	986
Series K-1518, Class X1, IO, 0.86%, 10/25/2035 (a)	106,078	6,319

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (a)	97,477	3,342
FNMA ACES
Series 2017-M3, Class A2, 2.46%, 12/25/2026 (a)	1,330	1,293
Series 2018-M7, Class A2, 3.03%, 3/25/2028 (a)	3,882	3,765
Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	3,260	3,079
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	636	591
Series 2020-M38, Class X2, IO, 1.97%, 11/25/2028 (a)	4,933	223
Series 2020-M11, IO, 1.77%, 1/25/2029 (a)	69,303	3,127
Series 2018-M3, Class A2, 3.06%, 2/25/2030 (a)	952	905
Series 2020-M39, Class X1, IO, 1.95%, 7/25/2030 (a)	43,443	2,442
Series 2020-M50, Class A2, 1.20%, 10/25/2030	110	104
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (a)	1,683	72
Series 2020-M49, Class 1A1, 1.26%, 11/25/2030 (a)	2,112	1,951
Series 2022-M4, Class 2A2, 1.21%, 12/25/2030 (a)	42,100	35,564
Series 2021-M4, Class A1, 0.96%, 2/25/2031	6,088	5,825
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (a)	23,600	20,021
Series 2021-M2S, Class A2, 1.81%, 10/25/2031 (a)	1,041	891
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (a)	18,900	15,882
Series 2022-M8, Class A1, 1.94%, 12/25/2031 (a)	589	564
Series 2022-M8, Class A2, 1.94%, 12/25/2031 (a)	3,370	2,865
Series 2022-M10, Class A2, 1.93%, 1/25/2032 (a)	26,000	22,212
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (a)	22,730	19,460
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (a)	2,788	2,736
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (a)	15,000	13,300
Series 2023-M4, Class A1, 3.77%, 9/25/2032 (a)	7,417	7,297
Series 2023-M8, Class A1, 4.47%, 11/25/2032 (a)	5,167	5,192
Series 2021-M6, Class A1, 1.49%, 3/25/2033 (a)	3,361	3,193
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (a)	6,345	6,287
Series 2024-M2, Class A1, 4.62%, 4/25/2033 (a)	14,428	14,543
Series 2021-M12, Class 2A2, 2.13%, 5/25/2033 (a)	5,000	4,140
Series 2024-M2, Class A2, 3.75%, 8/25/2033	5,000	4,644
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	152	151
Series 2021-M3, Class X1, IO, 1.90%, 11/25/2033 (a)	12,084	813
Series 2019-M10, Class X, IO, 0.47%, 5/25/2049 (a)	49,803	1,419
FREMF Mortgage Trust
Series 2018-KBX1, Class B, 3.51%, 1/25/2026 (a) (c)	2,400	2,367
Series 2019-K736, Class B, 3.74%, 7/25/2026 (a) (c)	6,500	6,389
Series 2017-K66, Class B, 4.04%, 7/25/2027 (a) (c)	1,000	981
Series 2019-KS11, Class B, 4.82%, 6/25/2029 (a) (c)	8,000	7,614
Series 2019-KS12, Class B, 7.27%, 8/25/2029 (a)	9,925	9,927
Series 2020-KHG2, Class C, 3.07%, 2/25/2030 (a) (c)	10,000	8,357
Series 2021-KLU3, Class BFX, 4.26%, 1/25/2031 (a) (c)	4,875	4,457
Series 19K-1511, Class B, 4.57%, 3/25/2034 (a) (c)	3,500	3,069
Series 2016-K54, Class C, 4.07%, 4/25/2048 (a) (c)	3,691	3,646
Series 2016-K56, Class B, 3.95%, 6/25/2049 (a) (c)	1,600	1,579
Series 2017-K69, Class C, 3.73%, 10/25/2049 (a) (c)	2,765	2,669
Series 2016-K59, Class B, 3.57%, 11/25/2049 (a) (c)	1,902	1,864
Series 2017-K65, Class C, 4.08%, 7/25/2050 (a) (c)	3,662	3,586

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-K71, Class B, 3.75%, 11/25/2050 (a) (c)	1,240	1,205
Series 2018-K73, Class B, 3.85%, 2/25/2051 (a) (c)	1,150	1,122
Series 2018-K75, Class B, 3.98%, 4/25/2051 (a) (c)	3,000	2,932
Series 2018-K78, Class B, 4.13%, 6/25/2051 (a) (c)	3,449	3,369
Series 2018-K79, Class C, 4.21%, 7/25/2051 (a) (c)	4,030	3,907
Series 2018-K81, Class B, 4.17%, 9/25/2051 (a) (c)	2,000	1,943
Series 2019-K88, Class B, 4.38%, 2/25/2052 (a) (c)	4,000	3,936
Series 2019-K94, Class C, 3.96%, 7/25/2052 (a) (c)	6,750	6,297
Series 2019-K100, Class C, 3.49%, 11/25/2052 (a) (c)	7,140	6,567
Series 2020-K737, Class B, 3.33%, 1/25/2053 (a) (c)	4,832	4,719
Series 2020-K737, Class C, 3.33%, 1/25/2053 (a) (c)	10,000	9,728
GAM Re-REMIC Trust Series 2021-FRR1, Class 2A, PO, 11/29/2050 ‡ (c)	3,300	2,851
GNMA
Series 2012-147, Class AK, 2.79%, 4/16/2054 (a)	6,659	6,112
Series 2017-76, Class B, 2.60%, 12/16/2056	4,990	3,597
Series 2020-121, Class B, 1.50%, 8/16/2060	11,601	8,621
Series 2021-211, Class AC, 1.30%, 1/16/2063	3,714	2,729
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (c)	4,180	3,881
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (c)	2,686	2,526
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 6.54%, 4/15/2038 (a) (c)	1,920	1,919
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (c)	5,000	4,441
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (c)	7,000	4,881
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.32%, 11/25/2053 (a) (c)	7,913	8,207
Series 2024-01, Class M7, 7.07%, 7/25/2054 (a) (c)	1,183	1,191
P4 SFR Series 2019-STl A, 7.25%, 10/11/2026 ‡	3,200	3,136
RFM Re-REMIC Trust Series 2024-FRR2, Class A100, PO, 11/27/2052 (c)	11,000	8,703
ROCK Trust
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (c)	5,000	5,099
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (c)	15,580	16,124
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	6,500	5,626
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (c)	7,000	5,833
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (a) (c)	35	—
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 5.69%, 2/15/2040 (a) (c)	1,320	1,320
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.07%, 3/15/2045 (a) (c)	750	633
Total Commercial Mortgage-Backed Securities (Cost $580,558)		572,498
U.S. Treasury Obligations — 3.6%
U.S. Treasury Bonds
1.13%, 5/15/2040	73,000	44,347
2.38%, 2/15/2042	98,610	70,248
3.38%, 8/15/2042	10,000	8,231
3.88%, 2/15/2043	8,000	7,027
3.63%, 8/15/2043	25,000	21,093
2.25%, 2/15/2052	25,000	14,887
3.63%, 2/15/2053	17,000	13,577

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
U.S. Treasury Notes
4.13%, 2/29/2032	22,000	21,962
2.88%, 5/15/2032 (f)	9,000	8,300
U.S. Treasury STRIPS Bonds 8.82%, 11/15/2030 (g)	150	120
Total U.S. Treasury Obligations (Cost $251,233)		209,792
Corporate Bonds — 0.1%
Financial Services — 0.1%
CFIN 2022-RTL1 Issuer LLC Class A Shares, 0.00%, 8/17/2027 ‡	2,750	2,750
Health Care Providers & Services — 0.0% ^
Triad Holdings III LLC 7.25%, 4/1/2052 ‡	1,200	1,200
Total Corporate Bonds (Cost $3,950)		3,950
	SHARES (000)
Short-Term Investments — 4.0%
Investment Companies — 4.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (h) (i) (Cost $236,773)	236,725	236,773
Total Investments — 103.6% (Cost $6,400,273)		6,090,177
Liabilities in Excess of Other Assets — (3.6)%		(211,245)
NET ASSETS — 100.0%		5,878,932

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2025.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(e)	Value is zero.
(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)	The rate shown is the effective yield as of May 31, 2025.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2025.
Futures contracts outstanding as of May 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	609	09/19/2025	USD	67,542	837
U.S. Treasury 10 Year Ultra Note	272	09/19/2025	USD	30,685	375
U.S. Treasury Long Bond	51	09/19/2025	USD	5,769	120
U.S. Treasury 5 Year Note	1,351	09/30/2025	USD	146,309	861
					2,193

Abbreviations
USD	United States Dollar

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$572,461	$133,893	$706,354
Collateralized Mortgage Obligations	—	710,360	62,377	772,737
Commercial Mortgage-Backed Securities	—	539,148	33,350	572,498
Corporate Bonds	—	—	3,950	3,950
Mortgage-Backed Securities	—	3,584,872	3,201	3,588,073
U.S. Treasury Obligations	—	209,792	—	209,792
Short-Term Investments
Investment Companies	236,773	—	—	236,773
Total Investments in Securities	$236,773	$5,616,633	$236,771	$6,090,177
Appreciation in Other Financial Instruments
Futures Contracts	$2,193	$—	$—	$2,193
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2025
Investments in Securities:
Asset-Backed Securities	$139,192	$—	$(1,773)	$23	$2,688	$(6,237)	$—	$—	$133,893
Collateralized Mortgage Obligations	64,384	—	(54)	55	10,302	(12,310)	—	—	62,377
Commercial Mortgage-Backed Securities	41,743	—	(180)	62	48	(8,323)	—	—	33,350
Corporate Bonds	—	—	—	—	3,950	—	—	—	3,950
Mortgage-Backed Securities	2,660	—	(79)	—	620	—	—	—	3,201
Total	$247,979	$—	$(2,086)	$140	$17,608	$(26,870)	$—	$—	$236,771

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(1,686).
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$13,624	Discounted Cash Flow	Constant Default Rate	0.00% - 2.50% (1.19%)
			Constant Prepayment Rate	5.00% - 90.00% (44.40%)
			Yield (Discount Rate of Cash Flows)	6.05% - 8.33% (6.37%)
Asset-Backed Securities	13,624
	31,326	Discounted Cash Flow	Constant Default Rate	0.00% - 1.61% (0.00%)
			Constant Prepayment Rate	5.00% - 100.00% (94.16%)
			Yield (Discount Rate of Cash Flows)	4.71% - 13.50% (5.84%)
Collateralized Mortgage Obligations	31,326
Total	$44,950

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2025, the value of these investments was $191,821. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (a) (b)	$361,182	$670,133	$794,491	$11	$(62)	$236,773	236,725	$3,016	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.